Schedule of Investments (unaudited) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.6%

Aerospace & Defense — 0.6%
United Technologies Corp.		25,650	$3,852,630

Diversified Financial Services — 0.0%
Arrow Global Group PLC		4,064	14,232

Total Common Stocks — 0.6% (Cost — $2,980,457)			3,866,862

		Par (000)

Asset-Backed Securities — 19.3%
522 Funding Clo I Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 7.34%), 9.24%, 01/15/33(a)(b)	USD	250	251,425
Ajax Mortgage Loan Trust, Series 2017-D(a):
Class A, 3.75%, 12/25/57		2,881	3,008,493
Class B, 0.00%, 12/25/57(c)(d)		933	419,522
ALM VI Ltd.(a)(b):
(3 mo. LIBOR US + 2.70%), 4.53%, 07/15/26		1,010	997,665
Series 2012-6A, Class BR3, (3 mo. LIBOR US + 1.75%), 3.58%, 07/15/26		1,200	1,185,025
ALM XII Ltd., Series 2015-12A, Class C1R2, (3 mo. LIBOR US + 2.65%), 4.49%, 04/16/27(a)(b)		545	544,929
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(a)		2,000	2,244,816
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 8.83%, 10/15/28(a)(b)		1,000	1,002,175
Anchorage Capital CLO Ltd.(a):
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 3.65%, 01/28/31(b)		1,000	968,022
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 7.23%, 01/15/30(b)		860	839,649
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.55%), 5.38%, 07/15/30(b)		1,000	999,840
Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.70%), 4.53%, 10/15/27(b)		250	249,341
Series 2015-7A, Class ER, 7.43%, 10/15/27(d)		333	329,669
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 4.80%, 07/28/28(b)		1,000	994,944

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ares XLI CLO Ltd., Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 6.03%, 01/15/29(a)(b)	USD	900	$900,050
Battalion CLO VIII Ltd., Series 2015-8A, Class D1R, (3 mo. LIBOR US + 7.00%), 8.82%, 07/18/30(a)(b)		500	500,608
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 7.78%, 10/24/29(a)(b)		325	308,728
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 1.80%, 11/25/36(b)		2,578	2,523,765
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 5.53%, 07/15/29(a)(b)		1,750	1,638,749
Benefit Street Partners CLO VI Ltd., Series 2015-VIA(a)(b):
Class BR, (3 mo. LIBOR US + 2.40%), 4.22%, 10/18/29		1,000	999,735
Class CR, (3 mo. LIBOR US + 3.45%), 5.27%, 10/18/29		1,000	999,705
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.50%), 5.33%, 01/15/29(a)(b)		420	416,898
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 8.81%, 10/15/32(a)(b)		500	489,987
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 4.49%, 01/17/28(a)(b)		250	249,050
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 1.82%, 10/25/36(b)		6,422	4,920,839
Carrington Mortgage Loan Trust, Series 2006-FRE2(b):
Class A2, (1 mo. LIBOR US + 0.12%), 1.78%, 10/25/36		4,095	3,295,911
Class A5, (1 mo. LIBOR US + 0.08%), 1.74%, 03/25/35		8,436	6,754,787
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 8.26%, 07/20/32(a)(b)		500	494,304
CIFC Funding II Ltd., Series 2015-2A, Class DR, 4.28%, 04/15/27(a)(d)		750	749,887
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 8.83%, 10/15/32(a)(b)		950	949,830

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fremont Home Loan Trust(b):
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.82%, 05/25/36	USD	22,072	$14,806,157
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 1.81%, 11/25/36		20,143	9,010,902
Galaxy CLO Ltd., Series 2015-21A, (3 mo. LIBOR US + 5.25%), 7.07%, 04/20/31(a)(b)		500	469,818
Galaxy CLO XXIX Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 4.31%, 11/15/26(a)(b)		530	528,672
Highbridge Loan Management Ltd., Series 4A-2014, Class BR, (3 mo. LIBOR US + 1.85%), 3.65%, 01/28/30(a)(b)		1,750	1,696,875
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 1.83%, 04/25/37(b)		10,236	7,498,465
HPS Loan Management Ltd.(a)(b):
Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 7.32%, 07/20/30		1,000	957,408
Series 10A-16, Class C, (3 mo. LIBOR US + 3.65%), 5.47%, 01/20/28		2,500	2,471,125
Invitation Homes Trust, Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.00%), 3.68%, 06/17/37(a)(b)		3,000	3,014,929
Kayne CLO Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 9.28%, 01/20/33(a)(b)		500	498,173
Long Beach Mortgage Loan Trust(b):
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.82%, 11/25/36		11,289	5,312,676
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.82%, 08/25/36		6,396	3,534,128
Madison Park Funding X Ltd., Series 2012-10A(a)(b):
Class DR2, (3 mo. LIBOR US + 3.25%), 5.07%, 01/20/29		750	736,974
Class ER2, (3 mo. LIBOR US + 6.40%), 8.22%, 01/20/29		1,500	1,488,549
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.52%, 04/20/26(a)(b)		1,000	999,848

Security		Par (000)		Value

Asset-Backed Securities (continued)
Mastr Asset-Backed Securities Trust, Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.15%), 1.81%, 06/25/36(b)	USD	9,463		$5,395,039
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 6.83%, 01/15/28(a)(b)		710		695,929
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 7.02%, 10/20/27(a)(b)		1,000		956,239
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.12%, 07/20/30(a)(b)		500		497,548
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 4.55%, 01/22/30(a)(b)		500		490,345
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 6.10%, 11/20/27(a)(b)		590		590,679
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 8.97%, 01/21/30(a)(b)		405		404,869
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 4.83%, 01/15/29(a)(b)		1,000		950,602
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 7.36%, 01/20/31(a)(b)		250		238,414
Palmer Square Loan Funding Ltd., Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 6.07%, 01/20/27(a)(b)		500		494,634
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 8.13%, 11/14/29(a)(b)		1,750		1,682,829
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		4,070		2,343,557
Rockford Tower CLO Ltd., Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 5.28%, 10/15/29(a)(b)		500		496,438
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 2.06%, 09/25/47(b)		5,000		4,724,294
Scholar Funding Trust, Series 2013-A, Class R, 0.00%(c)		—	(q)	1,543,442
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.34%, 07/15/29(a)(b)		500		487,783

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 2.65%), 4.47%, 10/20/28(a)(b)	USD	1,500	$1,466,775
TRESTLES CLO II Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.44%, 07/25/29(a)(b)		250	248,337
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 1.90%, 05/25/37(b)		8,347	7,512,783
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 3.79%, 01/17/31(a)(b)		500	467,569
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.07%, 07/20/28(a)(b)		550	549,391
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 7.45%, 01/22/31(a)(b)		250	238,000

Total Asset-Backed Securities — 19.3% (Cost — $119,825,053)			125,728,543

Corporate Bonds — 77.3%

Aerospace & Defense — 3.0%
Amsted Industries, Inc., 5.63%, 07/01/27(a)		185	196,665
Arconic, Inc.:
5.40%, 04/15/21		12	12,346
5.87%, 02/23/22(e)		1,065	1,135,567
5.13%, 10/01/24(e)		808	872,454
Bombardier, Inc.(a):
8.75%, 12/01/21		709	758,630
5.75%, 03/15/22		120	119,700
6.00%, 10/15/22		10	9,800
6.13%, 01/15/23		408	402,667
7.50%, 12/01/24		181	175,796
7.50%, 03/15/25(e)		197	189,366
7.88%, 04/15/27(e)		1,593	1,509,288
CenturyLink, Inc., 4.00%, 02/15/27(a)		605	609,961
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(f)		913	951,803
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)(e)		448	477,120
Lockheed Martin Corp., 4.09%, 09/15/52(e)		451	556,506
Moog, Inc., 4.25%, 12/15/27(a)		393	402,884
Signature Aviation US Holdings, Inc.(a):
5.38%, 05/01/26		322	334,075
4.00%, 03/01/28		487	481,676
SoftBank Group Corp., 4.00%, 04/20/23	EUR	240	283,473

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm UK Holdings PLC, 6.88%, 05/15/26	USD	431	$459,015
TransDigm, Inc.(a):
6.25%, 03/15/26(e)		6,854	7,392,039
5.50%, 11/15/27		505	508,106
Triumph Group, Inc., 6.25%, 09/15/24(a)		239	246,517
United Technologies Corp., 3.75%, 11/01/46(e)		700	800,822
Wolverine Escrow LLC(a):
8.50%, 11/15/24		282	289,989
9.00%, 11/15/26		569	591,009

			19,767,274

Air Freight & Logistics — 0.2%
FedEx Corp.(e):
3.90%, 02/01/35		500	528,201
4.75%, 11/15/45		500	556,615
XPO Logistics, Inc., 6.75%, 08/15/24(a)		22	23,735

			1,108,551

Airlines — 2.2%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22(a)		1,833	1,886,442
American Airlines Group, Inc., 5.00%, 06/01/22(a)		1,300	1,350,375
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24		1,180	1,237,434
Series 2017-1, Class B, 4.95%, 08/15/26		1,365	1,458,550
Avianca Holdings SA, 9.00%, 05/10/23(a)		465	468,953
Continental Airlines Pass-Through Trust, Class B:
Series 2007-1, 6.90%, 10/19/23		102	107,745
Series 2012-1, 6.25%, 10/11/21		196	197,333
Delta Air Lines Pass-Through Trust, Series 2007-1, Class B, 8.02%, 02/10/24		1,085	1,189,405
Latam Finance Ltd., 6.88%, 04/11/24(a)		737	784,145
United Airlines Pass-Through Trust(e):
Series 2014-2, Class B, 4.63%, 03/03/24		1,723	1,788,050
Series 2015-1, Class A, 3.70%, 06/01/24		3,570	3,705,616

			14,174,048

Auto Components — 1.0%
Allison Transmission, Inc.(a):
5.00%, 10/01/24		38	38,713
5.88%, 06/01/29		381	415,940
Aptiv PLC(e):
4.25%, 01/15/26		400	439,318

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
4.40%, 10/01/46	USD	280	$287,373
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)		337	341,213
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		77	79,988
IHO Verwaltungs GmbH(f):
(3.63% Cash or 4.38% PIK), 3.63%, 05/15/25	EUR	100	113,848
(4.63% PIK), 3.88%, 05/15/27		100	114,715
Jaguar Land Rover Automotive PLC, 6.88%, 11/15/26		100	117,997
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26		101	115,374
6.25%, 05/15/26(a)(e)	USD	1,544	1,656,097
8.50%, 05/15/27(a)(e)		2,102	2,259,650
Tesla, Inc., 5.30%, 08/15/25(a)		398	401,988

			6,382,214

Automobiles — 0.4%
General Motors Co., 6.25%, 10/02/43(e)		2,194	2,592,874

Banks — 0.6%
Allied Irish Banks PLC, (5 year EUR Swap + 3.95%), 4.13%, 11/26/25(g)	EUR	100	114,334
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25		100	111,052
Banco BPM SpA, 2.50%, 06/21/24		100	116,387
Barclays PLC:
4.38%, 09/11/24	USD	720	770,967
5.20%, 05/12/26		200	225,155
BBVA Bancomer SA, 6.75%, 09/30/22(a)		682	748,495
CIT Group, Inc., 5.00%, 08/01/23(e)		847	908,408
HSBC Holdings PLC, 4.38%, 11/23/26(e)		370	407,708
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(e)(g)		500	556,451

			3,958,957

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(e)		2,160	2,684,491

Security		Par (000)	Value

Beverages (continued)
Central American Bottling Corp., 5.75%, 01/31/27(a)	USD	637	$673,030

			3,357,521

Biotechnology — 0.3%
Amgen, Inc., 4.40%, 05/01/45(e)		1,100	1,272,066
Gilead Sciences, Inc., 4.75%, 03/01/46(e)		700	871,229

			2,143,295

Building Materials — 0.0%
Cemex SAB de CV, 3.13%, 03/19/26	EUR	100	116,034

Building Products — 0.4%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	USD	310	320,075
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(a)		317	333,643
Beacon Roofing Supply, Inc.(a):
4.88%, 11/01/25		62	61,671
4.50%, 11/15/26		104	106,860
Jeld-Wen, Inc.(a):
4.63%, 12/15/25		163	166,260
4.88%, 12/15/27		23	23,805
Masonite International Corp.(a):
5.75%, 09/15/26		106	112,360
5.38%, 02/01/28		186	195,823
Standard Industries, Inc.(a):
5.50%, 02/15/23		32	32,480
5.38%, 11/15/24(e)		522	536,355
6.00%, 10/15/25(e)		659	687,831
5.00%, 02/15/27		48	50,040
4.75%, 01/15/28		68	69,743

			2,696,946

Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(g)(h)		620	647,900
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		200	202,094
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	115,605
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)	USD	414	444,648
Owl Rock Capital Corp., 5.25%, 04/15/24		106	113,990
Raymond James Financial, Inc., 4.95%, 07/15/46(e)		400	493,009
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		197	215,715

			2,232,961

Chemicals — 1.6%
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(f)		306	311,386

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)	USD	2,170	$2,216,112
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		265	272,950
Blue Cube Spinco LLC:
9.75%, 10/15/23		915	975,637
10.00%, 10/15/25		430	469,530
Chemours Co.:
6.63%, 05/15/23		259	254,967
5.38%, 05/15/27		170	147,475
Cydsa SAB de CV, 6.25%, 10/04/27(a)(e)		914	948,275
Element Solutions, Inc., 5.88%, 12/01/25(a)(e)		1,636	1,691,002
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		199	206,960
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	116,008
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	80	81,200
Orbia Advance Corp SAB de CV, 5.50%, 01/15/48(a)(e)		526	570,546
PQ Corp.(a)(e):
6.75%, 11/15/22		437	447,925
5.75%, 12/15/25		644	672,980
Sherwin-Williams Co., 4.50%, 06/01/47(e)		310	368,003
WR Grace & Co-Conn(a)(e):
5.13%, 10/01/21		277	287,651
5.63%, 10/01/24		300	330,705

			10,369,312

Commercial Services & Supplies — 2.3%
ADT Security Corp.:
6.25%, 10/15/21		234	247,656
3.50%, 07/15/22		71	71,997
4.13%, 06/15/23		16	16,260
4.88%, 07/15/32(a)		685	636,913
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)		176	183,304
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)		636	678,930
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	258,836
Aviation Capital Group LLC, 6.75%, 04/06/21(a)(e)	USD	5,000	5,266,085
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		455	467,512
Clean Harbors, Inc.(a)(e):
4.88%, 07/15/27		297	312,563
5.13%, 07/15/29		205	218,325
Core & Main LP, 6.13%, 08/15/25(a)		1,119	1,149,627

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22	USD	85	$87,550
6.50%, 10/01/25		92	97,674
GFL Environmental, Inc.(a):
5.38%, 03/01/23		36	36,765
7.00%, 06/01/26		980	1,021,356
5.13%, 12/15/26		562	578,776
8.50%, 05/01/27		609	663,810
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		470	408,618
KAR Auction Services, Inc., 5.13%, 06/01/25(a)(e)		323	331,343
Mobile Mini, Inc., 5.88%, 07/01/24(e)		585	608,400
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)(e)		188	195,285
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	115,692
United Rentals North America, Inc.:
4.63%, 10/15/25(e)	USD	324	331,088
5.88%, 09/15/26		60	63,825
5.50%, 05/15/27		345	366,493
3.88%, 11/15/27(e)		292	294,920
5.25%, 01/15/30		170	182,495

			14,892,098

Communications Equipment — 0.9%
CommScope, Inc.(a):
5.50%, 03/01/24(e)		1,042	1,070,655
6.00%, 03/01/26		205	214,994
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)		277	297,786
Nokia OYJ(e):
3.38%, 06/12/22		126	127,890
4.38%, 06/12/27		177	186,735
6.63%, 05/15/39		245	297,675
ViaSat, Inc., 5.63%, 04/15/27(a)		753	788,692
Ypso Finance Bis SA, 6.00%, 02/15/28(a)(i)		497	492,030
Zayo Group LLC/Zayo Capital, Inc.(e):
6.38%, 05/15/25		343	350,546
5.75%, 01/15/27(a)		2,096	2,140,331

			5,967,334

Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		624	625,479
frontdoor, Inc., 6.75%, 08/15/26(a)		436	476,616
SPIE SA, 2.63%, 06/18/26	EUR	100	114,253

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering (continued)
SRS Distribution, Inc., 8.25%, 07/01/26(a)	USD	393	$408,720

			1,625,068

Construction Materials — 0.7%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(a)		444	447,659
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(a)(f)		551	574,418
HD Supply, Inc., 5.38%, 10/15/26(a)(e)		2,397	2,540,820
Navistar International Corp., 6.63%, 11/01/25(a)(e)		415	434,019
New Enterprise Stone & Lime Co., Inc.(a):
10.13%, 04/01/22		162	169,695
6.25%, 03/15/26		88	91,960
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		116	120,930
6.88%, 08/15/23		464	487,353

			4,866,854

Consumer Discretionary — 0.2%
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)(e)		196	199,454
Viking Cruises Ltd.(a)(e):
6.25%, 05/15/25		300	308,001
5.88%, 09/15/27		605	620,155

			1,127,610

Consumer Finance — 1.6%
Ally Financial, Inc., 8.00%, 11/01/31(e)		1,832	2,573,960
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		457	481,421
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	100	134,506
Muthoot Finance Ltd., 6.13%, 10/31/22(a)	USD	481	498,436
Navient Corp.:
5.00%, 10/26/20(e)		370	375,180
7.25%, 09/25/23(e)		153	169,065
6.13%, 03/25/24		105	111,859
5.88%, 10/25/24		137	144,524
6.75%, 06/15/26		40	43,400
5.00%, 03/15/27		335	334,162
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	118	141,828
4.50%, 05/15/26(a)		480	576,928
6.25%, 05/15/26(a)	USD	50	54,065
8.25%, 11/15/26(a)(e)		1,152	1,283,098
Springleaf Finance Corp.:
6.13%, 05/15/22		85	90,525
6.88%, 03/15/25		334	376,585
7.13%, 03/15/26		483	554,170

Security		Par (000)	Value

Consumer Finance (continued)
6.63%, 01/15/28	USD	262	$294,750
5.38%, 11/15/29		195	202,780
Verscend Escrow Corp., 9.75%, 08/15/26(a)(e)		1,880	2,044,500

			10,485,742

Containers & Packaging — 1.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(f)		799	824,888
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 08/15/26(a)(e)		310	318,913
4.75%, 07/15/27(a)	GBP	100	137,136
4.75%, 07/15/27		100	137,136
Berry Global, Inc.:
1.00%, 01/15/25	EUR	100	109,796
4.88%, 07/15/26(a)(e)	USD	467	487,946
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		513	534,802
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(e)		543	562,738
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		237	250,628
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)(e)		1,577	1,625,051
OI European Group BV, 2.88%, 02/15/25	EUR	100	113,678
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23	USD	172	175,528
7.00%, 07/15/24		421	434,682
Sealed Air Corp.(a):
5.13%, 12/01/24		54	58,320
6.88%, 07/15/33		44	52,140
Silgan Holdings, Inc., 4.13%, 02/01/28(a)		278	276,332
Trivium Packaging Finance BV:
3.75%, 08/15/26	EUR	100	115,954
5.50%, 08/15/26(a)	USD	1,189	1,252,909
8.50%, 08/15/27(a)		1,508	1,658,800

			9,127,377

Diversified Consumer Services — 0.7%
APX Group, Inc.:
8.75%, 12/01/20		289	289,452
7.88%, 12/01/22		185	188,147
8.50%, 11/01/24(a)		166	176,652
Ascend Learning LLC, 6.88%, 08/01/25(a)(e)		1,197	1,250,865
Garda World Security Corp., 4.63%, 02/15/27(a)		345	341,498

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Graham Holdings Co., 5.75%, 06/01/26(a)	USD	204	$217,260
Laureate Education, Inc., 8.25%, 05/01/25(a)		138	147,832
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	138,410
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
9.25%, 05/15/23(e)	USD	236	247,210
5.25%, 04/15/24		178	185,565
5.75%, 04/15/26(e)		416	438,880
Service Corp. International, 5.13%, 06/01/29		281	299,237
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)(e)		546	564,275

			4,485,283

Diversified Financial Services — 1.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)(e)		1,966	2,090,104
Alpha Holding SA de CV, 9.00%, 02/10/25(a)(i)		405	405,506
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	134,192
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	262	251,520
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(h)		720	733,500
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)		264	280,500
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(e)		1,250	1,288,039
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	111,237
General Motors Financial Co., Inc., 4.25%, 05/15/23(e)	USD	326	345,359
Gilex Holding Sarl, 8.50%, 05/02/23(a)		256	277,120
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)		2,888	3,066,685
Intrum AB, 3.00%, 09/15/27	EUR	100	108,942
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(f)		101	115,117
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(g)(h)	USD	515	575,512
MSCI, Inc.(a):
5.25%, 11/15/24		48	49,440
4.00%, 11/15/29		99	101,104
Murphy Oil USA, Inc., 4.75%, 09/15/29		194	202,730

Security		Par (000)	Value

Diversified Financial Services (continued)
Spectrum Brands, Inc., 5.00%, 10/01/29(a)	USD	132	$137,168
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)(e)		924	956,340
Usiminas International Sarl, 5.88%, 07/18/26(a)		200	214,900
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	113,554
VZ Vendor Financing BV, 2.50%, 01/31/24		100	112,569
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	90	102,914
5.50%, 04/15/26(a)	USD	197	207,342

			11,981,394

Diversified Telecommunication Services — 3.8%
AT&T, Inc.(e):
4.65%, 06/01/44		111	125,469
4.85%, 07/15/45		389	457,222
4.75%, 05/15/46		2,545	2,946,619
Axtel SAB de CV, 6.38%, 11/14/24(a)(e)		525	554,039
CenturyLink, Inc.:
5.13%, 12/15/26(a)		1,101	1,134,030
Series P, 7.60%, 09/15/39		279	301,808
Series U, 7.65%, 03/15/42		544	589,821
Series W, 6.75%, 12/01/23(e)		620	687,425
Series Y, 7.50%, 04/01/24(e)		715	806,756
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)(e)		100	104,625
Frontier Communications Corp., 8.00%, 04/01/27(a)(e)		1,439	1,502,028
GCI LLC, 6.63%, 06/15/24(a)		182	196,105
Level 3 Financing, Inc.:
5.38%, 08/15/22		91	91,364
5.63%, 02/01/23		146	146,044
5.13%, 05/01/23(e)		360	361,692
5.38%, 05/01/25		146	150,745
5.25%, 03/15/26(e)		864	898,646
4.63%, 09/15/27(a)		169	173,651
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(f)		507	491,537
SoftBank Group Corp., 4.50%, 04/20/25	EUR	100	120,901
Telecom Argentina SA, 8.00%, 07/18/26(a)	USD	262	255,614
Telecom Italia Capital SA:
6.38%, 11/15/33		82	95,637
6.00%, 09/30/34		473	531,631
7.20%, 07/18/36		54	66,960
7.72%, 06/04/38		133	172,774
Telecom Italia SpA:
4.00%, 04/11/24	EUR	100	122,605

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
5.30%, 05/30/24(a)(e)	USD	800	$872,000
2.75%, 04/15/25	EUR	100	117,259
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)	USD	404	415,049
Verizon Communications, Inc., 6.55%, 09/15/43(e)		6,500	9,965,114

			24,455,170

Electric Utilities — 1.0%
Duke Energy Corp., 4.80%, 12/15/45(e)		1,500	1,873,885
Emera US Finance LP, 4.75%, 06/15/46(e)		200	243,294
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		309	321,619
Enel Finance International NV, 3.63%, 05/25/27(a)(e)		1,250	1,334,474
Energuate Trust, 5.88%, 05/03/27(a)(e)		375	393,281
Inkia Energy Ltd., 5.88%, 11/09/27(a)(e)		455	480,594
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24		626	652,743
4.25%, 09/15/24		119	123,909
4.50%, 09/15/27		138	143,914
Talen Energy Supply LLC:
6.50%, 06/01/25		60	46,800
10.50%, 01/15/26(a)		60	53,219
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(e)		750	1,056,232

			6,723,964

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24(e)		724	808,165
5.00%, 09/01/25		127	131,921
Corning, Inc., 4.38%, 11/15/57(e)		1,915	2,080,045
Itron, Inc., 5.00%, 01/15/26(a)		29	30,160

			3,050,291

Energy Equipment & Services — 0.5%
Apergy Corp., 6.38%, 05/01/26		283	297,321
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)		213	227,208
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)		367	377,038
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(h)(j)	BRL	155	1,304
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)	USD	263	270,233
Transocean, Inc.:
8.38%, 12/15/21		47	48,645
9.00%, 07/15/23(a)(e)		1,046	1,123,822

Security		Par (000)	Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26(e)	USD	329	$342,160
6.88%, 09/01/27		567	591,041

			3,278,772

Environmental, Maintenance, & Security Service — 0.1%
Tervita Corp., 7.63%, 12/01/21(a)(e)		383	389,703
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		217	222,936

			612,639

Equity Real Estate Investment Trusts (REITs) — 2.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		205	213,903
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(e)		265	274,275
GLP Capital LP/GLP Financing II, Inc.(e):
5.25%, 06/01/25		124	138,858
5.38%, 04/15/26		208	236,018
Iron Mountain, Inc.(a):
4.88%, 09/15/27		471	485,130
4.88%, 09/15/29		233	237,683
iStar, Inc., 5.25%, 09/15/22(e)		81	82,671
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)		992	990,026
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		48	51,960
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(e):
5.63%, 05/01/24		1,713	1,868,523
4.50%, 09/01/26		665	691,836
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		88	89,870
5.00%, 10/15/27(e)		1,095	1,151,064
4.63%, 08/01/29(e)		539	563,255
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)		731	760,240
SBA Communications Corp., 4.88%, 09/01/24(e)		1,636	1,691,215

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc., 5.00%, 12/15/21(e)	USD	278	$284,950
Trust F/1401, 6.95%, 01/30/44		1,738	2,118,731
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23(e)		168	181,082
VICI Properties LP/VICI Note Co, Inc., 4.63%, 12/01/29(a)		932	973,940
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		148	154,845

			13,240,075

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
6.63%, 06/15/24(e)		206	214,240
5.75%, 03/15/25		94	97,292
7.50%, 03/15/26(a)		127	140,653
4.63%, 01/15/27(a)(i)		843	854,701
5.88%, 02/15/28(a)		377	402,447
4.88%, 02/15/30(a)(i)		319	327,447
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	133,030
BRF GmbH, 4.35%, 09/29/26	USD	200	204,375
Post Holdings, Inc., 5.50%, 12/15/29(a)		248	262,545
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44(e)		750	788,737

			3,425,467

Food Products — 1.4%
Aramark Services, Inc.:
5.00%, 04/01/25(a)		347	361,494
4.75%, 06/01/26		252	262,080
5.00%, 02/01/28(a)(e)		668	699,730
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)(e)		532	529,138
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		146	154,030
Graphic Packaging International LLC, 4.75%, 07/15/27(a)		104	112,320
JBS Investments II GmbH, 5.75%, 01/15/28(a)		395	417,005
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24		594	610,026
5.75%, 06/15/25(e)		1,153	1,193,931
6.75%, 02/15/28		464	514,112
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29		862	965,440
5.50%, 01/15/30		683	737,640
MARB BondCo PLC:
7.00%, 03/15/24		229	237,015
6.88%, 01/19/25(a)		637	671,000

Security		Par (000)	Value

Food Products (continued)
MHP Lux SA, 6.25%, 09/19/29(a)	USD	600	$580,500
Performance Food Group, Inc., 5.50%, 10/15/27(a)		331	348,378
Post Holdings, Inc.(a):
5.50%, 03/01/25(e)		273	282,782
5.75%, 03/01/27(e)		294	310,170
5.63%, 01/15/28		86	90,945
Simmons Foods, Inc., 7.75%, 01/15/24(a)		279	298,530

			9,376,266

Health Care Equipment & Supplies — 1.0%
Avantor, Inc.(a)(e):
6.00%, 10/01/24		2,044	2,171,750
9.00%, 10/01/25		1,292	1,427,919
Hologic, Inc.(a):
4.38%, 10/15/25		225	229,124
4.63%, 02/01/28		179	188,327
Immucor, Inc., 11.13%, 02/15/22(a)		112	110,880
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(a):
6.63%, 05/15/22(e)		489	487,166
7.25%, 02/01/28		1,529	1,555,956
Teleflex, Inc.:
4.88%, 06/01/26		284	296,070
4.63%, 11/15/27		72	75,780

			6,542,972

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		72	72,090
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		252	274,680
Centene Corp.:
6.13%, 02/15/24		40	41,300
5.25%, 04/01/25(a)		543	562,684
5.38%, 06/01/26(a)(e)		401	426,564
5.38%, 08/15/26(a)		387	411,187
4.25%, 12/15/27(a)		802	836,085
4.63%, 12/15/29(a)(e)		2,173	2,335,758
CHS/Community Health Systems, Inc.(a):
8.63%, 01/15/24		836	888,250
6.63%, 02/15/25(i)		230	232,341
8.00%, 03/15/26(e)		1,188	1,238,134
Encompass Health Corp., 5.75%, 11/01/24		45	45,550
Envision Healthcare Crop., 8.75%, 10/15/26(a)		252	151,956

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc.:
5.38%, 02/01/25(e)	USD	1,326	$1,481,938
5.88%, 02/15/26		54	62,033
5.38%, 09/01/26(e)		403	453,395
5.63%, 09/01/28(e)		1,040	1,205,100
5.88%, 02/01/29		553	652,595
MEDNAX, Inc.(a):
5.25%, 12/01/23(e)		198	201,960
6.25%, 01/15/27		695	708,031
Molina Healthcare, Inc.:
5.38%, 11/15/22		207	219,182
4.88%, 06/15/25(a)		204	208,080
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)(e)		879	851,417
Northwell Healthcare, Inc., 4.26%, 11/01/47(e)		686	789,229
NVA Holdings, Inc., 6.88%, 04/01/26(a)		206	222,480
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(a)(e)(f)		514	477,977
Radiology Partners, Inc., 9.25%, 02/01/28(a)		170	176,800
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)(e)		711	746,763
Surgery Center Holdings, Inc.(a):
6.75%, 07/01/25(e)		726	738,705
10.00%, 04/15/27		352	391,600
Team Health Holdings, Inc., 6.38%, 02/01/25(a)(e)		105	61,691
Tenet Healthcare Corp.:
8.13%, 04/01/22(e)		1,295	1,414,839
4.63%, 07/15/24(e)		428	438,700
4.63%, 09/01/24(a)		433	445,990
4.88%, 01/01/26(a)(e)		1,703	1,765,798
6.25%, 02/01/27(a)(e)		683	722,341
5.13%, 11/01/27(a)		1,129	1,188,272
UnitedHealth Group, Inc., 4.38%, 03/15/42(e)		750	890,148
Vizient, Inc., 6.25%, 05/15/27(a)		483	520,628

			24,552,271

Health Care Technology — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		810	824,969
IQVIA, Inc.:
3.25%, 03/15/25	EUR	194	218,383
3.25%, 03/15/25(a)		100	112,568
5.00%, 10/15/26(a)	USD	548	573,345
5.00%, 05/15/27(a)		717	756,464

			2,485,729

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24(e)	USD	28	$28,595
5.00%, 10/15/25(e)		1,853	1,911,740
3.88%, 01/15/28		541	544,435
4.38%, 01/15/28		371	371,890
Boyd Gaming Corp., 6.00%, 08/15/26		133	141,313
Boyne USA, Inc., 7.25%, 05/01/25(a)		260	282,100
Cedar Fair LP, 5.25%, 07/15/29(a)		297	313,335
Churchill Downs, Inc.(a):
5.50%, 04/01/27		965	1,018,075
4.75%, 01/15/28		309	318,270
EI Group PLC, 6.00%, 10/06/23	GBP	3,320	4,391,816
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	106	110,922
6.00%, 09/15/26		138	151,283
Golden Nugget, Inc., 6.75%, 10/15/24(a)(e)		1,507	1,548,744
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24(e)		382	387,730
5.13%, 05/01/26(e)		852	892,214
4.88%, 01/15/30		1,189	1,257,367
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 04/01/25		34	34,765
4.88%, 04/01/27		246	258,915
IRB Holding Corp., 6.75%, 02/15/26(a)		178	185,289
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.00%, 06/01/24		45	46,294
5.25%, 06/01/26(e)		406	425,285
4.75%, 06/01/27		5	5,267
LHMC Finco 2 Sarl, (7.25% Cash or 8.00% PIK), 7.25%, 10/02/25(f)	EUR	100	114,127
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24	USD	30	30,150
5.88%, 11/01/24		203	198,432
McDonald’s Corp., 3.70%, 01/30/26(e)		750	817,557
MGM Resorts International:
7.75%, 03/15/22(e)		438	485,103
6.00%, 03/15/23		494	542,017
5.75%, 06/15/25		52	57,971
4.63%, 09/01/26		38	39,818
Motion Bondco DAC, 6.63%, 11/15/27(a)		200	212,500
Scientific Games International, Inc.:
5.00%, 10/15/25(a)(e)		840	863,906
3.38%, 02/15/26	EUR	300	338,611
8.25%, 03/15/26(a)	USD	901	977,585
7.00%, 05/15/28(a)		343	361,964
7.25%, 11/15/29(a)		339	363,577

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24(e)	USD	1,683	$1,718,764
5.50%, 04/15/27		30	31,055
Unique Pub Finance Co. PLC:
Series M, 7.40%, 03/28/24	GBP	6,400	9,610,861
Series N, 6.46%, 03/30/32		100	167,020
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	16	17,080
5.75%, 04/01/27		76	82,935
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)		328	340,300
Wynn Macau Ltd., 5.50%, 10/01/27(a)		600	607,650
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)		626	649,475
Yum! Brands, Inc.:
3.88%, 11/01/23		110	113,209
4.75%, 01/15/30(a)		503	537,581
5.35%, 11/01/43		85	87,125

			33,992,017

Household Durables — 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(a):
6.13%, 07/01/22(e)		599	607,236
6.25%, 09/15/27		255	272,850
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		624	702,800
Lennar Corp.:
6.25%, 12/15/21(e)		450	472,500
4.88%, 12/15/23		146	156,585
4.75%, 05/30/25(e)		410	447,695
5.25%, 06/01/26		32	35,440
4.75%, 11/29/27(e)		425	470,688
MDC Holdings, Inc., 6.00%, 01/15/43		144	160,291
Meritage Homes Corp., 5.13%, 06/06/27		57	61,275
PulteGroup, Inc.:
6.38%, 05/15/33(e)		469	567,490
6.00%, 02/15/35		48	55,080
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		312	347,100
Tempur Sealy International, Inc., 5.50%, 06/15/26(e)		191	200,162
TRI Pointe Group, Inc., 4.88%, 07/01/21		66	67,980

			4,625,172

Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24(a)		102	105,570
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		54	57,513

Security		Par (000)	Value

Household Products (continued)
7.75%, 01/15/27(e)	USD	327	$360,534

			523,617

Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp.:
5.50%, 02/01/24		77	78,001
5.75%, 01/15/25(e)		591	607,560
5.25%, 06/01/26(a)(e)		654	675,320
4.50%, 02/15/28(a)		709	705,455
5.13%, 03/15/28(a)		1,645	1,633,691
Clearway Energy Operating LLC:
5.75%, 10/15/25		242	254,342
4.75%, 03/15/28(a)		378	388,905
Genneia SA, 8.75%, 01/20/22(a)(e)		1,061	882,288
NRG Energy, Inc.(e):
6.63%, 01/15/27		1,184	1,272,800
5.75%, 01/15/28		56	60,273
5.25%, 06/15/29(a)		1,049	1,130,455
QEP Resources, Inc., 5.38%, 10/01/22		228	228,570
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		214	219,964
5.00%, 01/31/28		254	274,320
4.75%, 01/15/30		355	374,085

			8,786,029

Industrial Conglomerates — 0.5%
BWX Technologies, Inc., 5.38%, 07/15/26(a)		470	498,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22(e)		341	346,967
6.75%, 02/01/24(e)		240	249,000
4.75%, 09/15/24(a)		143	146,062
6.38%, 12/15/25(e)		231	241,106
6.25%, 05/15/26		498	522,741
5.25%, 05/15/27(a)		604	606,271
Vertiv Group Corp., 9.25%, 10/15/24(a)		522	559,521

			3,169,868

Insurance — 1.2%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		246	262,912
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)		1,159	1,222,745
AmWINS Group, Inc., 7.75%, 07/01/26(a)		262	286,014
Aon PLC, 3.88%, 12/15/25(e)		1,280	1,402,081
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		374	396,440
HUB International Ltd., 7.00%, 05/01/26(a)		1,506	1,562,475

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23	USD	846	$894,645
9.13%, 07/15/26		211	234,305
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(e)(g)		690	735,472
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)(e)		700	834,756

			7,831,845

Interactive Media & Services — 0.8%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)		359	376,501
Match Group, Inc., 5.63%, 02/15/29(a)		209	225,459
Netflix, Inc.:
4.88%, 04/15/28		89	95,230
5.88%, 11/15/28(e)		904	1,018,040
3.88%, 11/15/29	EUR	100	116,903
5.38%, 11/15/29(a)	USD	700	761,908
3.63%, 06/15/30	EUR	100	115,049
4.88%, 06/15/30(a)	USD	610	636,306
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(e)		280	277,200
Sabre GLBL, Inc., 5.25%, 11/15/23(a)(e)		305	312,250
Twitter, Inc., 3.88%, 12/15/27(a)		158	158,197
Uber Technologies, Inc.(a):
7.50%, 11/01/23(e)		301	314,545
8.00%, 11/01/26		255	271,309
7.50%, 09/15/27		194	204,610
United Group BV, 3.63%, 02/15/28(i)	EUR	100	109,950

			4,993,457

IT Services — 0.6%
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)(e)	USD	1,899	1,948,469
Camelot Finance SA, 4.50%, 11/01/26(a)		850	864,875
Fair Isaac Corp., 4.00%, 06/15/28(a)		207	210,623
Gartner, Inc., 5.13%, 04/01/25(a)(e)		207	215,193
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)		566	592,828
WEX, Inc., 4.75%, 02/01/23(a)		108	109,080
Xerox Corp., 4.80%, 03/01/35		240	227,400

			4,168,468

Leisure Products — 0.2%
Mattel, Inc.(a):
6.75%, 12/31/25(e)		792	849,420
5.88%, 12/15/27		358	376,312

			1,225,732

Security		Par (000)	Value

Machinery — 0.6%
Colfax Corp.(a):
6.00%, 02/15/24	USD	680	$715,918
6.38%, 02/15/26		321	344,674
Manitowoc Co., Inc., 9.00%, 04/01/26(a)		231	246,015
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		345	361,387
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)(e)		607	620,566
SPX FLOW, Inc.(a):
5.63%, 08/15/24(e)		228	237,120
5.88%, 08/15/26		93	98,347
Terex Corp., 5.63%, 02/01/25(a)(e)		276	284,280
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)(e)		1,017	990,411
Wabash National Corp., 5.50%, 10/01/25(a)(e)		286	283,140

			4,181,858

Media — 7.8%
Altice Financing SA:
6.63%, 02/15/23(a)		433	440,577
7.50%, 05/15/26(a)(e)		1,249	1,334,806
3.00%, 01/15/28	EUR	100	108,687
5.00%, 01/15/28(a)	USD	462	453,458
Altice France SA:
7.38%, 05/01/26(a)(e)		2,017	2,148,266
5.88%, 02/01/27	EUR	100	122,689
8.13%, 02/01/27(a)	USD	780	871,650
3.38%, 01/15/28	EUR	100	112,620
5.50%, 01/15/28(a)(e)		757	773,101
Altice Luxembourg SA:
7.63%, 02/15/25(a)	USD	200	207,940
8.00%, 05/15/27	EUR	100	125,323
10.50%, 05/15/27(a)	USD	1,636	1,891,707
AMC Networks, Inc.:
5.00%, 04/01/24		40	40,800
4.75%, 08/01/25		476	480,560
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
4.00%, 03/01/23		421	427,315
5.13%, 05/01/27(e)		1,454	1,519,503
5.88%, 05/01/27		54	56,892
5.00%, 02/01/28(e)		116	121,365
5.38%, 06/01/29(e)		1,321	1,413,470
4.75%, 03/01/30		290	298,156
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45		3,000	3,898,248

12

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Clear Channel Worldwide Holdings, Inc.(a)(e):
9.25%, 02/15/24	USD	1,631	$1,775,751
5.13%, 08/15/27		2,143	2,207,290
Comcast Corp.(e):
4.60%, 08/15/45		1,750	2,175,594
4.70%, 10/15/48		2,750	3,532,135
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(a)		1,737	1,839,049
CSC Holdings LLC:
5.38%, 07/15/23(a)(e)		980	1,000,874
5.25%, 06/01/24		633	683,640
7.75%, 07/15/25(a)(e)		284	299,271
6.63%, 10/15/25(a)		288	304,056
10.88%, 10/15/25(a)(e)		1,603	1,775,643
5.50%, 05/15/26(a)		200	209,541
5.38%, 02/01/28(a)		200	212,000
6.50%, 02/01/29(a)		368	408,885
5.75%, 01/15/30(a)		1,057	1,136,296
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		785	781,940
Discovery Communications LLC, 4.95%, 05/15/42(e)		400	458,291
DISH DBS Corp.(e):
6.75%, 06/01/21		397	416,354
5.88%, 07/15/22		1,207	1,267,350
5.00%, 03/15/23		303	307,551
5.88%, 11/15/24		254	257,030
Entercom Media Corp., 6.50%, 05/01/27(a)		338	361,797
Hughes Satellite Systems Corp., 5.25%, 08/01/26(e)		217	235,423
iHeartCommunications, Inc.:
6.38%, 05/01/26		192	207,159
5.25%, 08/15/27(a)		213	222,053
4.75%, 01/15/28(a)		96	97,850
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		933	748,732
9.75%, 07/15/25(a)		774	659,835
Lamar Media Corp.:
5.75%, 02/01/26		146	154,030
4.00%, 02/15/30(a)(i)		163	164,223
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)		400	423,016
Live Nation Entertainment, Inc.(a):
4.88%, 11/01/24		34	35,142
4.75%, 10/15/27		235	241,768
Meredith Corp., 6.88%, 02/01/26		68	69,979
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)		209	221,018

Security		Par (000)	Value

Media (continued)
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)	USD	203	$209,851
Radiate Holdco LLC/Radiate Finance, Inc.(a):
6.88%, 02/15/23		136	139,570
6.63%, 02/15/25		200	202,000
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	211,250
SES SA, (5 year EUR Swap + 5.40%), 5.63%(g)(h)	EUR	100	122,804
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24	USD	181	187,674
5.00%, 08/01/27(e)		308	323,400
5.50%, 07/01/29		563	605,872
TEGNA, Inc.(a):
5.50%, 09/15/24		79	81,370
4.63%, 03/15/28		311	312,555
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		600	636,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)		598	615,940
United Group BV, 4.88%, 07/01/24	EUR	100	114,736
Univision Communications, Inc.(a):
5.13%, 05/15/23(e)	USD	593	593,000
5.13%, 02/15/25		110	109,725
UPC Holding BV, 3.88%, 06/15/29	EUR	100	116,335
ViacomCBS, Inc., 5.85%, 09/01/43(e)	USD	645	839,635
Videotron Ltd., 5.13%, 04/15/27(a)(e)		519	543,759
Virgin Media Finance PLC, 5.75%, 01/15/25(a)(e)		1,050	1,081,500
Virgin Media Secured Finance PLC:
4.88%, 01/15/27	GBP	130	177,561
6.25%, 03/28/29		158	221,389
5.50%, 05/15/29(a)	USD	400	421,000
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		638	670,040
Ziggo BV(a):
5.50%, 01/15/27(e)		613	649,780
4.88%, 01/15/30		217	223,460

			51,147,905

Metals & Mining — 2.0%
Allegheny Technologies, Inc., 5.88%, 12/01/27		382	389,583
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(e)		250	295,612
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)		303	318,214
Constellium SE(a):
5.75%, 05/15/24		256	262,400
6.63%, 03/01/25(e)		300	309,375
5.88%, 02/15/26(e)		1,693	1,748,022
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		751	759,449

13

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
3.88%, 03/15/23	USD	1,246	$1,270,920
5.00%, 09/01/27		259	268,078
5.25%, 09/01/29		201	213,060
5.40%, 11/14/34		184	189,520
5.45%, 03/15/43		1,900	1,938,000
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		254	273,050
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)(e)		362	371,455
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		155	162,750
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)		214	218,280
Nexa Resources SA, 5.38%, 05/04/27(a)(e)		857	922,346
Novelis Corp.(a):
5.88%, 09/30/26		577	611,620
4.75%, 01/30/30		1,077	1,081,739
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(e)		400	509,475
thyssenkrupp AG:
1.88%, 03/06/23	EUR	43	47,570
2.88%, 02/22/24		100	113,677
Vale Overseas Ltd., 6.25%, 08/10/26(e)	USD	680	802,102

			13,076,297

Multi-Utilities — 0.1%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(a)		371	399,754

Multiline Retail — 0.1%
Dufry One BV, 2.00%, 02/15/27	EUR	100	110,105
Future Retail Ltd., 5.60%, 01/22/25(a)	USD	200	201,250
Target Corp., 4.00%, 07/01/42(e)		300	356,558

			667,913

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(a)		225	232,312

Oil, Gas & Consumable Fuels — 8.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		65	57,558
Antero Resources Corp., 5.38%, 11/01/21		194	185,270
Apache Corp., 4.75%, 04/15/43(e)		800	782,136
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)		670	656,600
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		208	192,920
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(j)		364	254,572

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.:
6.13%, 10/01/24	USD	216	$206,550
Series WI, 6.38%, 07/01/26		452	427,140
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(e)		414	415,035
8.25%, 07/15/25		229	233,642
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		342	341,145
Cheniere Energy Partners LP:
5.63%, 10/01/26		479	501,753
4.50%, 10/01/29(a)		799	812,982
Series WI, 5.25%, 10/01/25		57	58,710
Chesapeake Energy Corp.(e):
6.63%, 08/15/20		352	336,160
4.88%, 04/15/22		773	548,830
5.75%, 03/15/23		248	148,750
11.50%, 01/01/25(a)		648	521,446
Citgo Holding, Inc., 9.25%, 08/01/24(a)		407	435,490
CNX Resources Corp., 5.88%, 04/15/22(e)		994	981,575
Comstock Resources, Inc., 9.75%, 08/15/26		266	216,790
CONSOL Energy, Inc., 11.00%, 11/15/25(a)(e)		447	310,665
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)		341	268,537
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		18	18,165
5.63%, 05/01/27(a)(e)		511	514,219
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(e)		1,335	1,346,841
CVR Energy, Inc.(a):
5.25%, 02/15/25		282	278,616
5.75%, 02/15/28		94	92,026
DCP Midstream Operating LP(e):
5.38%, 07/15/25		262	285,939
5.13%, 05/15/29		186	196,230
6.45%, 11/03/36(a)		254	266,700
6.75%, 09/15/37(a)		418	450,395
Denbury Resources, Inc.(a):
9.00%, 05/15/21		563	529,220
9.25%, 03/31/22		82	72,570
eG Global Finance PLC:
6.75%, 02/07/25(a)		470	475,875
6.25%, 10/30/25	EUR	142	162,997
8.50%, 10/30/25(a)	USD	299	316,940
Enbridge, Inc. (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(g)		1,865	2,035,666
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		670	687,587

14

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.75%, 01/30/28	USD	599	$622,960
Energy Transfer Operating LP(e):
6.13%, 12/15/45		500	577,981
5.30%, 04/15/47		350	370,463
EnLink Midstream LLC, 5.38%, 06/01/29		98	88,690
EnLink Midstream Partners LP:
4.40%, 04/01/24		281	268,285
4.15%, 06/01/25		20	18,450
4.85%, 07/15/26		116	106,140
5.60%, 04/01/44		211	165,635
5.05%, 04/01/45		34	25,500
Enterprise Products Operating LLC (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(g)		420	426,300
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		340	168,300
5.63%, 02/01/26(e)		706	345,940
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		219	220,029
5.63%, 06/15/24		204	198,390
6.50%, 10/01/25(e)		111	108,225
7.75%, 02/01/28		222	223,838
Geopark Ltd., 6.50%, 09/21/24(a)		228	239,899
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(a)(e)		636	601,020
Hess Corp., 4.30%, 04/01/27(e)		750	800,699
Hess Midstream Operations LP, 5.63%, 02/15/26(a)		249	260,630
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,645	1,805,284
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		545	498,675
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(e)		2,500	2,718,440
Matador Resources Co., 5.88%, 09/15/26		439	429,693
MEG Energy Corp.(a):
6.38%, 01/30/23		407	411,843
7.00%, 03/31/24		58	58,435
6.50%, 01/15/25(e)		906	949,035
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28		402	414,786
MPLX LP, 4.25%, 12/01/27(a)		235	250,972
Murphy Oil Corp.:
5.75%, 08/15/25		118	121,467
5.88%, 12/01/27		214	219,350

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.88%, 12/01/42	USD	126	$117,810
Nabors Industries Ltd.(a):
7.25%, 01/15/26		214	213,754
7.50%, 01/15/28		195	193,050
Nabors Industries, Inc.:
4.63%, 09/15/21		23	23,000
5.10%, 09/15/23		47	42,888
Neptune Energy Bondco PLC, 6.63%, 05/15/25(a)		200	197,000
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(e)		270	358,050
Noble Holding International Ltd.:
7.75%, 01/15/24		21	10,815
7.88%, 02/01/26(a)(e)		214	153,010
NuStar Logistics LP, 6.00%, 06/01/26		234	246,215
Oasis Petroleum, Inc.:
6.88%, 03/15/22		57	54,720
6.88%, 01/15/23		110	104,053
Occidental Petroleum Corp., 4.50%, 07/15/44		500	514,151
Odebrecht Offshore Drilling Finance Ltd.(a):
6.72%, 12/01/22(e)	BRL	248	245,671
(7.72% PIK), 7.72%, 12/01/26(f)		32	7,293
Pacific Drilling SA, 8.38%, 10/01/23(a)(e)	USD	735	617,400
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		163	168,705
5.38%, 01/15/25(e)		284	292,199
5.25%, 08/15/25		70	71,750
5.63%, 10/15/27		340	357,850
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25(e)		163	173,119
PDC Energy, Inc.:
6.25%, 12/01/25		144	145,080
1.13%, 09/15/21(k)		1,091	1,031,284
6.13%, 09/15/24		177	177,443
5.75%, 05/15/26		161	155,405
Petrobras Global Finance BV:
8.38%, 05/23/21(e)		126	136,356
6.13%, 01/17/22(e)		310	332,475
5.30%, 01/27/25		200	221,594
8.75%, 05/23/26(e)		637	832,877
6.00%, 01/27/28(e)		693	806,479
7.25%, 03/17/44		480	605,850
Petroleos Mexicanos:
6.50%, 03/13/27(e)		424	458,761
5.35%, 02/12/28		199	200,910
QEP Resources, Inc.:
6.88%, 03/01/21		410	419,737
5.25%, 05/01/23		198	190,080

15

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.63%, 03/01/26	USD	249	$222,220
Range Resources Corp.:
5.88%, 07/01/22		57	54,150
5.00%, 08/15/22(e)		312	294,902
5.00%, 03/15/23(e)		240	206,405
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		10	11,261
Saudi Arabian Oil Co.:
3.50%, 04/16/29(a)		225	238,275
3.50%, 04/16/29		449	475,491
Shell International Finance BV, 4.38%, 05/11/45(e)		450	550,968
SM Energy Co.:
6.13%, 11/15/22		176	174,240
5.00%, 01/15/24		409	373,212
5.63%, 06/01/25(e)		147	133,035
6.75%, 09/15/26		143	129,852
6.63%, 01/15/27		41	37,105
Southwestern Energy Co., 4.10%, 03/15/22		272	267,920
Suncor Energy, Inc., 6.50%, 06/15/38(e)		800	1,125,706
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		168	177,235
Series WI, 4.88%, 01/15/23		253	259,641
Series WI, 5.50%, 02/15/26		38	39,093
Series WI, 5.88%, 03/15/28		147	156,386
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
4.75%, 10/01/23		31	31,039
5.50%, 09/15/24(e)		572	577,731
5.50%, 01/15/28		156	156,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		156	160,680
5.88%, 04/15/26(e)		312	329,160
5.38%, 02/01/27		2	2,075
6.50%, 07/15/27		424	462,160
5.00%, 01/15/28(e)		301	306,267
6.88%, 01/15/29(e)		1,018	1,121,709
5.50%, 03/01/30(a)		443	456,888
Transocean, Inc., 8.00%, 02/01/27(a)		396	368,597
Valaris PLC, 4.88%, 06/01/22		630	466,200
Viper Energy Partners LP, 5.38%, 11/01/27(a)		145	151,163
Williams Partners LP, 4.50%, 11/15/23(e)		1,750	1,892,937
WPX Energy, Inc.:
8.25%, 08/01/23		123	141,911
5.25%, 09/15/24(e)		143	149,793

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (continued):
5.75%, 06/01/26	USD	109	$114,178
5.25%, 10/15/27		53	55,385
4.50%, 01/15/30		506	509,147
YPF SA, 8.50%, 07/28/25		906	829,981

			53,426,528

Oil: Crude Producers — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 02/01/27		32	35,600

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(a)		182	197,015

Pharmaceuticals — 2.8%
AbbVie, Inc., 4.45%, 05/14/46(e)		1,000	1,124,693
Allergan Funding SCS, 4.75%, 03/15/45(e)		500	577,551
Allergan Sales LLC, 5.00%, 12/15/21(a)(e)		718	752,612
Bausch Health Americas, Inc.(a):
8.50%, 01/31/27		1,032	1,167,450
9.25%, 04/01/26		61	69,616
Bausch Health Cos., Inc.:
5.50%, 03/01/23(a)(e)		876	878,190
4.50%, 05/15/23	EUR	552	615,773
5.88%, 05/15/23(a)	USD	30	30,263
7.00%, 03/15/24(a)		176	182,459
6.13%, 04/15/25(a)		215	221,153
5.50%, 11/01/25(a)(e)		1,164	1,205,706
9.00%, 12/15/25(a)		608	686,280
5.75%, 08/15/27(a)		423	452,568
7.00%, 01/15/28(a)		193	209,046
5.00%, 01/30/28(a)		762	771,525
7.25%, 05/30/29(a)		664	748,467
5.25%, 01/30/30(a)		695	708,031
Catalent Pharma Solutions, Inc. :
4.88%, 01/15/26(a)		384	394,560
5.00%, 07/15/27(a)		477	502,114
Charles River Laboratories International, Inc.(a):
5.50%, 04/01/26		514	546,768
4.25%, 05/01/28		171	173,493
CVS Health Corp., 5.05%, 03/25/48(e)		1,110	1,345,478
Eagle Holding Co. II LLC(a)(e)(f):
(7.63% Cash or 8.38% PIK), 7.63%, 05/15/22		116	117,160
(7.750% Cash or 8.50% PIK), 7.75%, 05/15/22		407	411,070
Elanco Animal Health, Inc., 4.90%, 08/28/28		342	393,044

16

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)(e)	USD	1,770	$1,818,675
Mylan NV, 3.95%, 06/15/26(e)		650	693,776
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	116,477
Nidda Healthcare Holding GmbH, Series NOV, 3.50%, 09/30/24		100	112,045
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	USD	958	974,765
Rossini Sarl, 6.75%, 10/30/25	EUR	166	202,402

			18,203,210

Professional Services — 0.4%
ASGN, Inc., 4.63%, 05/15/28(a)	USD	351	358,020
Dun & Bradstreet Corp.(a):
6.88%, 08/15/26(e)		1,077	1,182,007
10.25%, 02/15/27		647	741,656

			2,281,683

Real Estate Management & Development — 0.2%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	100	113,539
3.00%, 04/27/26		100	118,391
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	USD	208	215,045
Heimstaden Bostad AB, (5 year EUR Swap + 3.67%), 3.25%(g)(h)	EUR	100	112,846
Howard Hughes Corp., 5.38%, 03/15/25(a)(e)	USD	218	224,540
Newmark Group, Inc., 6.13%, 11/15/23		128	140,378
Residomo SRO, 3.38%, 10/15/24	EUR	100	114,509

			1,039,248

Road & Rail — 0.8%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(e)	USD	500	607,833
Europcar Mobility Group, 4.00%, 04/30/26	EUR	100	103,134
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)	USD	203	217,819
Herc Holdings, Inc., 5.50%, 07/15/27(a)		494	516,082
Hertz Corp.(a):
7.63%, 06/01/22(e)		168	173,250
6.00%, 01/15/28		270	272,362
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)(e)		2,177	2,582,831
Union Pacific Corp., 4.05%, 11/15/45(e)		500	569,516

			5,042,827

Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		89	100,399
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(e)		2,600	2,743,664

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc., 1.63%, 02/15/25(k)	USD	102	$203,980
ON Semiconductor Corp., 1.00%, 12/01/20(k)		327	426,653
Qorvo, Inc.:
5.50%, 07/15/26		278	293,985
4.38%, 10/15/29(a)		98	102,410
QUALCOMM, Inc., 4.65%, 05/20/35(e)		400	495,623
Sensata Tech, Inc., 4.38%, 02/15/30(a)		236	239,198
Sensata Technologies BV, 5.00%, 10/01/25(a)		368	398,360
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26(a)		222	233,133

			5,237,405

Software — 2.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		833	891,647
CA, Inc., 3.60%, 08/15/22(e)		660	675,106
Castle US Holding Corp., 9.50%, 02/15/28(a)		354	354,000
CDK Global, Inc.:
4.88%, 06/01/27		858	900,003
5.25%, 05/15/29(a)		164	175,480
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)(e)		1,244	1,338,855
Infor US, Inc., 6.50%, 05/15/22(e)		2,690	2,710,175
Informatica LLC, 7.13%, 07/15/23(a)(e)		1,011	1,021,110
Microsoft Corp., 3.70%, 08/08/46(e)		1,750	2,059,010
Nuance Communications, Inc., 5.63%, 12/15/26		153	162,754
Oracle Corp., 4.00%, 07/15/46(e)		1,500	1,741,049
PTC, Inc.:
6.00%, 05/15/24(e)		269	279,246
3.63%, 02/15/25(a)(i)		214	215,872
4.00%, 02/15/28(a)(i)		242	244,420
RP Crown Parent LLC, 7.38%, 10/15/24(a)(e)		900	929,250
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)(e)		1,872	1,981,980
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		54	55,485
SS&C Technologies, Inc., 5.50%, 09/30/27(a)(e)		1,697	1,795,087
TIBCO Software, Inc., 11.38%, 12/01/21(a)		797	823,899
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(a)		200	198,500

			18,552,928

17

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	395	$406,850
Group 1 Automotive, Inc., 5.25%, 12/15/23(a)		53	54,458
IAA, Inc., 5.50%, 06/15/27(a)		443	470,089
L Brands, Inc.:
6.88%, 11/01/35(e)		478	479,195
6.75%, 07/01/36		79	78,392
Lowe’s Cos., Inc., 4.65%, 04/15/42(e)		400	473,572
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	33,122
PetSmart, Inc.(a):
7.13%, 03/15/23		170	169,362
5.88%, 06/01/25(e)		422	433,014
Staples, Inc., 7.50%, 04/15/26(a)(e)		1,254	1,284,598

			3,882,652

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc., 4.65%, 02/23/46(e)		1,500	1,947,890
Dell International LLC/EMC Corp., 7.13%, 06/15/24(a)(e)		1,104	1,160,580
NCR Corp.(a):
5.75%, 09/01/27		259	275,888
6.13%, 09/01/29		267	291,337
Presidio Holdings, Inc.(a):
4.88%, 02/01/27		444	443,934
8.25%, 02/01/28		468	480,870
Western Digital Corp., 4.75%, 02/15/26(e)		698	745,115

			5,345,614

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		202	215,101

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(e):
5.25%, 03/15/22		27	27,742
5.25%, 10/01/25		182	187,005
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(a)		443	450,828

			665,575

Tobacco — 0.4%
Altria Group, Inc., 4.50%, 05/02/43(e)		750	787,502
Philip Morris International, Inc., 4.38%, 11/15/41(e)		900	1,028,030
Reynolds American, Inc., 5.85%, 08/15/45		715	851,738

			2,667,270

Security		Par (000)	Value

Transportation Infrastructure — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(g)(h)	EUR	100	$110,162
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	100	135,615
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(a)(e)	USD	520	566,925

			812,702

Utilities — 0.3%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	100	113,338
4.13%, 08/01/25		100	115,480
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)	USD	1,061	689,650
Stoneway Capital Corp., 10.00%, 03/01/27(a)		940	475,674
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		80	83,200
5.63%, 02/15/27		428	445,120
5.00%, 07/31/27		195	200,850

			2,123,312

Wireless Telecommunication Services — 2.2%
C&W Senior Financing DAC, 6.88%, 09/15/27(a)		1,143	1,227,296
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		1,000	1,022,688
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	112,251
Matterhorn Telecom SA, 4.00%, 11/15/27		100	116,866
SBA Communications Corp.:
4.00%, 10/01/22(e)	USD	475	483,313
3.88%, 02/15/27(a)(i)		939	951,911
Sprint Capital Corp.:
6.88%, 11/15/28(e)		1,025	1,042,937
8.75%, 03/15/32		242	268,015
Sprint Corp.:
7.88%, 09/15/23		604	641,684
7.13%, 06/15/24(e)		558	576,330
7.63%, 02/15/25		242	252,588
7.63%, 03/01/26(e)		816	851,618
T-Mobile USA, Inc.:
4.00%, 04/15/22(e)		234	240,435
6.38%, 03/01/25		220	227,082
6.50%, 01/15/26		286	305,005
4.50%, 02/01/26(e)		570	586,205
4.75%, 02/01/28(e)		800	851,000
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(a)		40	41,900
VEON Holdings BV, 4.00%, 04/09/25(a)		200	208,000

18

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(a):
3.50%, 02/15/25(i)	USD	503	$510,666
4.25%, 12/01/26		1,546	1,586,706
3.75%, 02/15/27(i)		534	536,670
4.13%, 08/15/30(i)		1,128	1,142,438

			13,783,604

Total Corporate Bonds — 77.3% (Cost — $478,248,310)			503,736,881

Floating Rate Loan Interests(b) — 7.1%

Aerospace & Defense — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.40%, 12/06/25		64	64,913

Auto Components — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.16%, 04/30/26		838	842,911

Banks — 0.0%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 11/01/24		212	209,736

Building Products — 0.0%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24		141	141,286
Maverick Purchaser Sub LLC, Term Loan B, 01/23/27(l)		81	81,101

			222,387

Capital Markets — 0.1%
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 5.06%, 06/03/26		493	492,098

Chemicals — 0.3%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.94%, 01/31/24		661	660,735
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.19%, 08/27/26(c)		499	501,244
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.15%, 05/16/24		223	223,123
Invictus US LLC, 2nd Lien Term Loan, (6 mo. LIBOR + 6.75%), 8.53%, 03/30/26		60	53,847

Security		Par (000)	Value

Chemicals (continued)
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.90%, 05/15/24(c)	USD	265	$265,930

			1,704,879

Commercial Services & Supplies — 0.6%
Aramark Services, Inc., 2019 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.47%, 01/15/27		57	57,071
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.15%, 08/04/25		514	521,629
Dealer Tire, LLC, 2020 Term Loan B, 12/12/25(c)(l)		95	95,237
Diamond (BC) BV, Term Loan, (1 mo. LIBOR + 3.00%), 4.65%, 09/06/24		572	554,737
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.65%, 05/30/25		752	749,730
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.94%, 09/19/26		67	67,464
PUG LLC, USD Term Loan, 01/15/27(c)(l)		217	216,707
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.15%, 08/27/25		1,546	1,551,136

			3,813,711

Construction & Engineering — 0.5%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.06%, 06/21/24		2,614	2,609,774
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.90%, 05/23/25		350	347,152

			2,956,926

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.08%, 04/03/24		449	445,123

Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.65%, 07/12/24		302	303,014
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.17%, 01/15/27		412	414,107

			717,121

19

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services — 0.0%
Advisor Group, Inc., 2019 Term Loan, 08/01/26(l)	USD	122	$121,739

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2020 Term Loan B, 03/15/27(l)		1,392	1,389,829
Frontier Communications Corp., 2017 Term Loan B1, 06/15/24(l)		774	780,447
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.40%, 11/04/26		146	146,851
Telesat Canada, 2019 Term Loan, (3 mo. LIBOR + 2.75%), 4.63%, 12/07/26		88	88,308

			2,405,435

Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.40%, 11/08/22(c)		865	830,407

Entertainment — 0.0%
Aviron Capital LLC, 2017 Term Loan, 15.00%, 07/17/20(c)(m)(n)(s)		73,300	—
Aviron Pictures LLC, 2020 Term Loan, 15.00%, 07/17/20(c)(n)(s)		680	—

			—

Food & Staples Retailing — 0.0%
US Foods, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.65%, 09/13/26		119	119,080

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.15%, 10/10/23		285	285,132

Health Care Equipment & Supplies — 0.4%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.94%, 06/15/21		1,581	1,581,680
Ortho-Clinical Diagnostics SA(l):
2018 Term Loan B, 06/30/25		174	171,989
EUR Term Loan B, 01/06/27	EUR	1,000	1,108,129

			2,861,798

Health Care Providers & Services — 0.4%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.15%, 06/30/25	USD	416	418,264
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.87%, 01/08/27		233	234,312

Security		Par (000)	Value

Health Care Providers & Services (continued)
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.40%, 10/10/25	USD	1,162	$974,144
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 4.94%, 07/02/25(c)		592	593,910
Quorum Health Corporation, Term Loan B, (3 mo. LIBOR + 6.75%, 1.00% Floor), 8.53%, 04/29/22		235	234,465

			2,455,095

Health Care Services — 0.1%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 5.15%, 07/24/26		790	792,738

Health Care Technology — 0.2%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.40%, 02/11/26		1,474	1,477,514

Hotels, Restaurants & Leisure — 0.1%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.44%, 07/10/25		559	561,731

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.50%), 4.15%, 08/12/26		218	218,127

Industrial Conglomerates — 0.2%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.65%, 11/30/23		985	983,507
PSAV Holdings LLC, 2018 2nd Lien Term Loan, 09/01/25(c)(l)		442	433,528
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.90%, 11/28/21		198	198,370

			1,615,405

Insurance — 0.3%
Alliant Holdings I, Inc., 2018 Term Loan B, 05/09/25(l)		254	253,008
Hub International Ltd., 2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.90%, 04/25/25		572	575,936
Sedgwick Claims Management Services, Inc.:
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.65%, 09/03/26		280	281,169

20

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Term Loan B, (1 mo. LIBOR + 3.25%), 4.90%, 12/31/25	USD	1,045	$1,044,855

			2,154,968

Interactive Media & Services — 0.0%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.40%, 05/06/24		171	166,469

IT Services — 0.1%
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.90%, 10/31/26		206	206,824
Flexential Intermediate Corp.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.44%, 08/01/24		174	139,072
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.16%, 08/01/25		75	41,063

			386,959

Life Sciences Tools & Services — 0.1%
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.15%, 12/11/26		890	892,783

Machinery — 0.3%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 6.65%, 09/21/26		256	256,640
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.65%, 03/28/25		1,456	1,424,009

			1,680,649

Media — 0.9%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 5.68%, 08/14/26		543	541,593
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.15%, 08/21/26		984	986,299
Connect Finco Sarl, Term Loan B, 12/11/26(l)		836	839,757
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23		107	106,632
2017 Term Loan B4, (6 mo. LIBOR + 4.50%, 1.00% Floor), 6.31%, 01/02/24		330	332,367

Security		Par (000)	Value

Media (continued)
2017 Term Loan B5, 6.63%, 01/02/24	USD	1,841	$1,854,868
Learfield Communications LLC, 2016 1st Lien Term Loan, 12/01/23(l)		91	83,092
Terrier Media Buyer, Inc., Term Loan B, (3 mo. LIBOR + 4.25%), 6.15%, 12/17/26		927	933,721

			5,678,329

Oil & Gas Equipment & Services — 0.1%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 10.00%, 1.00% Floor), 11.90%, 10/21/21		311	335,653

Oil, Gas & Consumable Fuels — 0.4%
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.38%, 1.00% Floor), 12.03%, 12/31/21		612	423,951
Chesapeake Energy Corp., 2019 Last Out Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.93%, 06/24/24		1,613	1,619,049
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.65%, 08/01/23		242	246,937
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.15%, 09/27/24		246	212,500

			2,502,437

Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 5.94%, 04/29/24		598	575,744
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.15%, 08/18/22		208	208,024

21

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.67%, 06/02/25	USD	213	$213,407

			997,175

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 6.66%, 02/06/26		364	365,911

Road & Rail — 0.0%
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 3.91%, 12/30/26		187	187,856

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.65%, 09/19/26		136	136,068

Software — 0.8%
Castle US Holding Corp., USD Term Loan B, 01/27/27 (l)		200	198,190
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.40%, 04/29/24		130	130,106
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 8.40%, 04/27/25		40	40,260
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 5.34%, 05/28/24		249	225,160
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 4.90%, 10/01/25		1,604	1,619,403
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.69%, 02/01/22		163	163,387
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.16%, 11/01/24		624	635,970
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.90%, 11/29/24		572	565,731
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.90%, 05/30/25		201	199,898
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 3.90%, 04/16/25		118	118,251

Security		Par (000)	Value

Software (continued)
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 3.90%, 04/16/25	USD	181	$180,605
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.74%, 06/30/26		511	512,635
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 5.40%, 05/04/26		285	285,539

			4,875,135

Specialty Retail — 0.1%
PetSmart, Inc., Term Loan B2, 03/11/22(l)		635	633,057

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.94%, 09/09/21(c)		216	215,883

Total Floating Rate Loan Interests — 7.1% (Cost — $120,378,865)			46,423,338

Foreign Agency Obligations — 5.1%

Argentina — 0.0%
Argentine Republic Government International Bond:
6.88%, 04/22/21		272	145,010
4.63%, 01/11/23		136	62,560

			207,570

Bahrain — 0.1%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		430	500,413

Colombia — 0.4%
Colombia Government International Bond:
8.13%, 05/21/24		826	1,023,207
4.50%, 01/28/26(e)		337	372,385
3.88%, 04/25/27(e)		944	1,015,685

			2,411,277

Cyprus — 0.5%
Cyprus Government International Bond, 4.63%, 02/03/20(a)	EUR	2,950	3,280,235

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.50%, 01/27/25	USD	445	475,872

Egypt — 0.7%
Egypt Government Bond:
16.00%, 06/11/22	EGP	7,418	482,865
14.30%, 09/03/22		16,070	1,018,095

22

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Egypt (continued)
Egypt Government International Bond:
5.75%, 04/29/20(e)	USD	2,360	$2,376,963
7.60%, 03/01/29(a)(e)		256	286,480
6.38%, 04/11/31(a)	EUR	130	156,792

			4,321,195

Iceland — 0.6%
Iceland Government International Bond, 5.88%, 05/11/22(e)	USD	3,415	3,711,492

Indonesia — 0.5%
Indonesia Government International Bond:
4.75%, 01/08/26		670	751,656
4.10%, 04/24/28		774	851,400
5.35%, 02/11/49(e)		295	385,528
Indonesia Treasury Bond, 8.38%, 09/15/26	IDR	17,965,000	1,444,568

			3,433,152

Mexico — 0.1%
Mexico Government International Bond:
4.15%, 03/28/27	USD	730	796,156
3.75%, 01/11/28(e)		200	212,063

			1,008,219

Nigeria — 0.2%
Nigeria Government International Bond(e):
6.38%, 07/12/23		223	242,234
7.63%, 11/21/25		767	866,710

			1,108,944

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(a)		200	234,000

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(a)(e)		3,680	4,182,985

Qatar — 0.4%
Qatar Government International Bond:
4.50%, 04/23/28		970	1,122,775
4.00%, 03/14/29(a)(e)		1,335	1,508,550

			2,631,325

Russia — 0.3%
Russian Foreign Bond – Eurobond:
4.75%, 05/27/26		800	904,000
4.25%, 06/23/27		800	884,000

			1,788,000

Saudi Arabia — 0.2%
Saudi Government International Bond:
4.38%, 04/16/29(a)		200	228,562

Security		Par (000)	Value

Saudi Arabia (continued)
4.50%, 04/17/30	USD	764	$889,296

			1,117,858

South Africa — 0.1%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		667	714,315

Turkey — 0.1%
Turkey Government International Bond, 6.25%, 09/26/22		467	499,544

Ukraine — 0.2%
Ukraine Government International Bond:
7.75%, 09/01/22		136	148,104
7.75%, 09/01/23		221	244,426
8.99%, 02/01/24		224	257,040
7.75%, 09/01/25		461	518,855
9.75%, 11/01/28		272	338,470

			1,506,895

Total Foreign Agency Obligations — 5.1% (Cost — $32,044,835)			33,133,291

Non-Agency Mortgage-Backed Securities — 13.9%

Collateralized Mortgage Obligations — 13.9%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 3.07%, 11/25/46(b)		5,126	2,361,145
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.24%), 1.90%, 03/25/36(b)		8,045	7,902,790
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 2.31%, 07/25/37(b)		3,609	1,592,049
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,993	1,312,908

23

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.04%, 11/25/36(d)	USD	3,173	$3,054,267
Countrywide Alternative Loan Trust:
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 2.11%, 05/25/35(b)		2,537	2,338,570
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 2.06%, 12/25/36(b)		2,311	491,170
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		2,032	1,366,315
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 2.54%, 11/20/46(b)		5,037	3,604,053
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,648	1,141,818
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 3.00%, 11/25/46(b)		7,299	6,702,700
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 1.85%, 10/25/46(b)		4,797	4,671,348
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.12%), 1.78%, 12/25/46(b)		2,967	2,903,188
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.21%), 1.87%, 07/25/46(b)		5,379	4,561,253
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 1.85%, 07/25/46(b)		2,118	2,011,693
Series 2007-12T1, Class A22, 5.75%, 06/25/37		4,424	3,305,918
Series 2007-12T1, Class A5, 6.00%, 06/25/37		2,147	1,645,966
Series 2007-22, Class 2A16, 6.50%, 09/25/37		8,412	5,527,277
Series 2007-23CB, Class A1, 6.00%, 09/25/37		5,561	4,466,373
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 2.01%, 04/25/37(b)		3,075	2,426,265
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 2.99%, 03/25/47(b)		3,557	3,072,423
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.20%), 1.86%, 04/25/46(b)		6,898	6,610,596
CSMC, Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 3.21%, 09/27/37(a)(b)		2,000	1,922,381

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 2.92%, 05/26/37(a)(c)	USD	8,148	$8,066,635
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(d)		7,563	2,861,007
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 2.26%, 08/25/36(b)		6,515	1,447,855
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 2.92%, 05/25/47(b)		3,345	3,243,804

Total Non-Agency Mortgage-Backed Securities — 13.9% (Cost — $90,996,835)			90,611,767

Preferred Securities — 17.4%

Capital Trusts — 13.1%

Banks — 3.9%
AIB Group PLC, 5.25%(g)(h)	EUR	200	244,268
Banco Bilbao Vizcaya Argentaria SA(g)(h):
6.13%(e)	USD	2,000	2,104,400
8.88%	EUR	200	241,613
Banco de Sabadell SA, 6.50%(g)(h)	USD	200	234,265
Bankia SA, 6.38%(g)(h)		200	245,180
BNP Paribas SA, 7.20%(a)(e)(g)(h)		4,000	4,510,000
Capital One Financial Corp., Series E, 5.55%(e)(g)(h)		3,500	3,526,250
CIT Group, Inc., Series A, 5.80%(e)(g)(h)		282	289,050
Fifth Third Bancorp, Series J, 5.07%(g)(h)		3,000	3,003,750
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.13%(b)(h)		40	32,801
ING Groep NV, 6.75%(g)(h)		200	219,841
Wells Fargo & Co.,(g)(h):
Series S, 5.90%(e)		8,800	9,566,392
Series U, 5.88%		1,150	1,299,051

			25,516,861

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(g)(h)	EUR	100	116,851

Capital Markets — 0.8%
Goldman Sachs Group, Inc., Series P, 5.00%(e)(g)(h)	USD	144	146,379
Morgan Stanley, Series H, 5.44%(e)(g)(h)		5,007	5,032,035

24

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
UBS Group AG, 5.75%(g)(h)	EUR	200	$241,236

			5,419,650

Diversified Financial Services — 5.8%
Banco Santander SA, 4.38%(g)(h)		200	229,884
Bank of America Corp.,(g)(h):
Series AA, 6.10%	USD	3,890	4,360,729
Series DD, 6.30%		205	238,696
Series U, 5.20%(e)		1,750	1,822,187
Series X, 6.25%(e)		6,175	6,877,406
Series Z, 6.50%		170	192,100
Bank of New York Mellon Corp., Series D, 4.50%(e)(g)(h)		4,567	4,624,087
Credit Agricole SA, 6.50%(g)(h)	EUR	100	119,056
Credit Suisse Group AG(a)(g)(h):	USD
5.10%		200	202,000
6.38%		585	648,619
7.50%		200	220,370
HBOS Capital Funding LP, 6.85%(h)		200	204,434
HSBC Holdings PLC(e)(g)(h):
6.00%		695	745,388
6.50%		655	729,506
JPMorgan Chase & Co.,(g)(h):
Series 1, 5.24%		181	182,088
Series FF, 5.00%		1,595	1,668,370
Series HH, 4.60%		745	759,304
Series Q, 5.15%(e)		5,500	5,761,250
Series R, 6.00%		228	245,784
Series S, 6.75%		180	202,925
Series V, 5.23%(e)		3,830	3,858,342
Royal Bank of Scotland Group PLC, 8.63%(g)(h)		200	216,000
Societe Generale SA, 6.75%(a)(e)(g)(h)		3,000	3,371,250

			37,479,775

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 2.00%(g)(h)	EUR	100	111,941
Telefonica Europe BV(g)(h):
3.75%		100	116,732
4.38%		100	123,245
5.88%		100	128,465

			480,383

Electric Utilities — 1.7%
Electricite de France SA, 5.25%(a)(e)(g)(h)	USD	7,500	7,890,000
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)		2,500	2,828,316

Security		Par (000)	Value

Electric Utilities (continued)
RWE AG, 2.75%, 04/21/75(g)	EUR	20	$22,488

			10,740,804

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	118,060

Industrial Conglomerates — 0.2%
General Electric Co., Series D, 5.00%(e)(g)(h)	USD	1,383	1,376,445

Insurance — 0.6%
Achmea BV, 4.63%(g)(h)	EUR	200	235,950
Allstate Corp., Series B, 5.75%, 08/15/53(g)	USD	2,000	2,165,000
Voya Financial, Inc., 5.65%, 05/15/53(e)(g)		1,090	1,158,125

			3,559,075

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 4.13%(g)(h)	EUR	100	119,836

Real Estate Management & Development — 0.0%
Citycon OYJ, 4.50%(g)(h)		100	113,007

Utilities — 0.0%
Electricite de France SA, 3.00%(g)(h)		200	231,791

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(d)		200	232,415

Total Capital Trusts — 13.1% (Cost — $80,570,362)			85,504,953

		Shares

Preferred Stocks — 4.3%

Capital Markets — 2.3%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(h)		395,017	10,637,808
Morgan Stanley,(g)(h):
Series F, 6.88%		100,000	2,876,000
Series K, 5.85%		60,125	1,729,195

			15,243,003

Equity Real Estate Investment Trusts (REITs) — 2.0%
Firstar Realty LLC, 8.88%(a)(h)		10,000	11,050,000
Trust Bank, 9.00%(a)(c)(h)		15	1,642,500

			12,692,500

Total Preferred Stocks — 4.3% (Cost — $28,734,864)			27,935,503

Total Preferred Securities — 17.4% (Cost — $109,305,226)			113,440,456

25

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities — 23.1%

Collateralized Mortgage Obligations — 0.9%
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	USD	5,404	$6,168,771

Mortgage-Backed Securities — 22.2%
Fannie Mae Mortgage-Backed Securities(e):
4.00%, 02/01/34 - 04/01/56(o)		90,480	95,894,310
4.50%, 09/01/48 - 07/01/55		44,881	48,732,080

			144,626,390

Total U.S. Government Sponsored Agency Securities — 23.1% (Cost — $147,868,578)			150,795,161

U.S. Treasury Obligations — 1.9%
U.S. Treasury Notes(e):
2.75%, 08/31/25		7,000	7,516,250
3.00%, 09/30/25		4,500	4,896,914

Total U.S. Treasury Obligations — 1.9% (Cost — $11,390,590)			12,413,164

		Shares

Warrants — 0.0%

Entertainment — 0.0%
Aviron Capital LLC, (Expires 12/16/31)(c)(m)(n)		10	—

Total Warrants — 0.0% (Cost — $—)			—

Total Long-Term Investments — 165.7% (Cost — $1,113,038,749)			1,080,149,463

		Par (000)

Short-Term Securities — 2.2%

Foreign Agency Obligations(p) — 0.1%
Nigeria Treasury Bill, 11.64%, 02/27/20	NGN	207,906	567,812

Total Foreign Agency Obligations — 0.1% (Cost — $569,278)			567,812

Security		Shares	Value

Money Market Fund — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(r)(t)		5,784,290	$5,784,290

Total Money Market Fund — 0.9% (Cost — $5,784,290)			5,784,290

		Par (000)

U.S. Treasury Obligations — 1.2%
U.S. Treasury Bills(e):
2.75%, 09/30/20	USD	2,700	2,720,566
2.88%, 10/31/20		5,000	5,047,461

Total U.S. Treasury Obligations — 1.2% (Cost — $7,699,001)			7,768,027

Total Short-Term Securities — 2.2% (Cost — $14,052,569)			14,120,129

Options Purchased — 0.0% (Cost — $129,125)			131,582

Total Investments Before TBA Sale Commitments and Options Written — 167.9% (Cost — $1,127,220,443)			1,094,401,174

		Par (000)

TBA Sale Commitments(o) — (5.4%)

Mortgage-Backed Securities — (5.4%)
Fannie Mae Mortgage-Backed Securities, 4.00%, 2/15/50	USD	33,290	(34,783,092)

Total TBA Sale Commitments — (5.4)% (Proceeds — $34,657,264)			(34,783,092)

Options Written — (0.0)% (Premiums Received — $48,849)			(42,780)

Total Investments, Net of TBA Sale Commitments and Options Written — 162.5% (Cost — $1,092,514,330)			1,059,575,302

Liabilities in Excess of Other Assets — (62.5)%			(407,660,774)

Net Assets — 100.0%			$651,914,528

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

26

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	When-issued security.
(j)	Zero-coupon bond.
(k)	Convertible security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Non-income producing security.
(o)	Represents or includes a TBA transaction.
(p)	Rates are discount rates or a range of discount rates as of period end.
(q)	Amount is less than 500.
(r)	Annualized 7-day yield as of period end.
(s)	Fixed rate.
(t)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,913,547	(2,129,257)	5,784,290	$5,784,290	$26,478	$12	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviations

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

MSCI	Morgan Stanley Capital International

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

27

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
UBS Ltd.	2.05%	09/20/18	Open	$3,410,731	$3,532,622	Foreign Agency Obligations	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	279,650	290,225	Corporate Bonds	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	379,225	393,566	Corporate Bonds	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	405,350	420,679	Corporate Bonds	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	283,511	294,233	Corporate Bonds	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	3,468,400	3,599,563	Foreign Agency Obligations	Open/Demand
UBS Ltd.	2.20	09/20/18	Open	273,700	284,050	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90	10/09/18	Open	2,545,000	2,627,688	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90	11/30/18	Open	708,000	728,498	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90	12/14/18	Open	3,318,000	3,410,222	Corporate Bonds	Open/Demand
UBS Securities LLC	1.95	12/18/18	Open	337,344	346,889	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/18/18	Open	314,550	323,630	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/18/18	Open	4,812,500	4,949,101	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/18/18	Open	7,050,000	7,250,112	Capital Trusts	Open/Demand
UBS Securities LLC	2.00	12/18/18	Open	3,860,000	3,969,565	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	1,697,850	1,750,726	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	382,235	394,139	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	407,340	420,026	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	491,175	506,472	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	387,838	399,916	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	451,920	465,994	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	246,986	254,678	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	3,730,000	3,846,164	Capital Trusts	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	275,558	284,139	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	337,871	348,394	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	12/18/18	Open	388,578	400,679	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	02/12/19	Open	167,500	171,493	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co LLC	1.75	02/12/19	Open	393,992	402,881	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.00	02/12/19	Open	1,043,954	1,068,182	Capital Trusts	Open/Demand
Goldman Sachs & Co LLC	2.10	02/12/19	Open	971,473	990,719	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.10	02/20/19	Open	671,138	681,817	Capital Trusts	Open/Demand
Goldman Sachs & Co LLC	2.10	02/20/19	Open	560,686	573,140	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.75	03/04/19	Open	242,685	247,661	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.75	03/04/19	Open	284,346	290,556	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.80	03/04/19	Open	209,576	213,761	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co LLC	1.85	03/04/19	Open	220,314	225,183	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.05	03/04/19	Open	608,747	622,205	Corporate Bonds	Open/Demand
UBS Securities LLC	2.20	03/05/19	Open	540,078	553,484	Corporate Bonds	Open/Demand

28

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Goldman Sachs & Co LLC	2.00%	03/11/19	Open	$348,317	$355,700	Foreign Agency Obligations	Open/Demand
UBS Ltd.	2.20	03/15/19	Open	500,650	512,709	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.95	04/01/19	Open	617,094	629,607	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.70	04/05/19	Open	279,513	284,474	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	05/07/19	Open	388,300	395,133	Corporate Bonds	Open/Demand
UBS Securities LLC	2.03	06/19/19	Open	271,795	275,891	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	07/11/19	Open	492,500	499,081	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	07/11/19	Open	705,938	715,371	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	07/11/19	Open	501,250	507,881	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	07/11/19	Open	8,596,250	8,708,443	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	07/11/19	Open	351,323	355,970	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	1.95	07/11/19	Open	5,369,375	5,441,123	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.95	07/11/19	Open	498,739	505,348	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/11/19	Open	706,875	716,921	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	07/11/19	Open	2,180,050	2,211,652	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	07/15/19	Open	987,998	1,000,568	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	1,603,875	1,626,233	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	6,224,895	6,310,226	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	675,000	684,481	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	126,000	127,767	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	1,075,436	1,090,405	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	1,231,811	1,249,087	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	1,449,315	1,469,672	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	188,233	190,872	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	1,503,480	1,524,407	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	286,259	290,279	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	271,950	275,684	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	547,336	554,955	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	243,100	246,438	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/15/19	Open	928,150	940,991	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/16/19	Open	447,578	453,313	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/16/19	Open	399,474	404,635	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/16/19	Open	186,000	188,403	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	07/16/19	Open	759,000	768,806	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.66	07/17/19	Open	7,412,000	7,493,065	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	1.66	07/17/19	Open	2,747,000	2,777,044	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	1.66	07/17/19	Open	5,089,000	5,144,658	U.S. Treasury Obligations	Open/Demand

29

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.95%	07/18/19	Open	$941,640	$953,787	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.15	08/08/19	Open	262,999	266,048	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.00	08/27/19	Open	1,487,500	1,501,879	Capital Trusts	Open/Demand
Barclays Bank PLC	2.00	08/27/19	Open	187,163	188,972	Capital Trusts	Open/Demand
Barclays Bank PLC	2.15	08/27/19	Open	701,250	708,490	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.20	08/27/19	Open	129,465	130,830	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.20	08/27/19	Open	398,073	402,271	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	500,755	506,145	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	328,125	331,657	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	497,933	503,292	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	692,860	700,318	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	872,000	881,386	Capital Trusts	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	1,831,219	1,850,930	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	4,203,750	4,248,999	Capital Trusts	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	1,141,913	1,154,204	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	705,128	712,717	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	2,325,000	2,350,026	Capital Trusts	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	517,450	523,020	Capital Trusts	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	3,045,000	3,077,776	Capital Trusts	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	843,173	852,249	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	08/27/19	Open	8,547,000	8,638,999	Capital Trusts	Open/Demand
Barclays Bank PLC	2.30	08/27/19	Open	432,819	437,573	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	225,500	227,704	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	421,093	425,207	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,007,500	1,017,345	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	533,125	538,335	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	2,019,063	2,038,792	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	2,460,250	2,484,291	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	787,706	795,403	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	406,000	409,967	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	2,424,370	2,448,060	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,809,375	1,827,056	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	822,500	830,537	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	2,462,400	2,486,462	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	115,301	116,428	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	494,375	499,206	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,207,250	1,219,047	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	279,063	281,789	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	437,500	441,775	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	2,704,063	2,730,486	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,221,875	1,233,815	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	770,625	778,155	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,749,375	1,766,469	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,206,250	1,218,037	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	268,100	270,720	Corporate Bonds	Open/Demand

30

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.04%	08/27/19	Open	$379,713	$383,423	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	639,438	645,686	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	519,778	524,857	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	413,000	417,036	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	737,000	744,202	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	631,950	638,125	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	570,000	575,570	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,315,200	1,328,052	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,949,063	1,968,108	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	575,625	581,250	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	2,571,875	2,597,007	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	369,688	373,300	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	782,813	790,462	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	652,913	659,293	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	850,313	858,621	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,621,875	1,637,723	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	335,188	338,463	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	526,500	531,645	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	529,375	534,548	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	335,250	338,526	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	530,438	535,621	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	741,125	748,367	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	461,000	465,505	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,789,375	1,806,860	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	448,500	452,883	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	961,875	971,274	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	976,875	986,421	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	1,060,000	1,070,358	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	778,750	786,360	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/27/19	Open	486,000	490,749	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.15	08/28/19	Open	1,476,764	1,491,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	235,450	237,999	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	157,450	159,155	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	451,051	455,935	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	161,395	163,143	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	181,583	183,549	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	134,438	135,893	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	385,313	389,485	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	430,669	435,332	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	709,750	717,435	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	394,450	398,721	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	102,848	103,961	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	229,994	232,484	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	282,178	285,233	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	234,439	236,977	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	224,279	226,707	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.30%	08/28/19	Open	$229,163	$231,644	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	140,006	141,522	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	391,219	395,455	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	22,984	23,233	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	244,294	246,939	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	211,494	213,784	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	1,506,088	1,522,395	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	67,838	68,572	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	116,009	117,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	148,238	149,843	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	231,783	234,292	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/28/19	Open	229,323	231,806	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	08/29/19	Open	139,685	140,396	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.45	08/29/19	Open	464,348	467,640	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	08/29/19	Open	378,975	382,559	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.00	08/29/19	Open	953,438	962,455	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/29/19	Open	280,125	283,076	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/29/19	Open	232,298	234,745	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	08/29/19	Open	277,183	280,103	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/29/19	Open	262,629	265,395	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/29/19	Open	2,211,233	2,234,527	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/29/19	Open	246,030	248,622	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/29/19	Open	994,175	1,004,648	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	08/29/19	Open	867,191	875,543	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	167,500	169,301	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	63,426	64,108	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	393,656	397,888	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	1,227,808	1,241,006	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	316,933	320,340	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	119,048	120,327	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	132,458	133,881	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	184,450	186,433	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	308,025	311,336	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	88,523	89,474	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	264,750	267,596	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	1,372,963	1,387,722	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	183,393	185,364	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	269,280	272,175	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	177,244	179,149	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	413,931	418,381	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	195,098	197,195	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	165,850	167,633	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	354,650	358,462	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	08/29/19	Open	172,525	174,380	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	09/04/19	Open	1,417,460	1,431,107	Corporate Bonds	Open/Demand

32

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.15%	09/04/19	Open	$441,840	$446,094	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/10/19	Open	210,210	212,232	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	09/20/19	Open	500,805	505,229	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.30	09/30/19	Open	1,337,875	1,349,031	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	205,025	206,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	561,850	566,682	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	1,119,195	1,128,820	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	703,316	709,365	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	102,165	103,044	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	574,574	579,515	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	1,403,201	1,415,269	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	528,124	532,666	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	674,000	679,796	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	208,810	210,606	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	96,280	97,108	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	10/01/19	Open	624,791	630,164	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.70	10/02/19	Open	4,372,903	4,399,383	Capital Trusts	Open/Demand
J.P. Morgan Securities LLC	1.75	10/11/19	Open	237,150	238,481	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	2.10	10/11/19	Open	298,688	300,612	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	2.10	10/11/19	Open	545,400	548,630	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	2.10	10/11/19	Open	296,601	298,487	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	10/28/19	Open	390,469	392,871	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	237,495	238,815	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	120,643	121,313	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	280,800	282,361	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	135,596	136,350	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	722,520	726,536	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	23,275	23,404	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/05/19	Open	140,384	141,164	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00	11/12/19	Open	192,338	192,765	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	11/15/19	Open	320,295	321,711	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	449,391	451,631	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	110,670	111,222	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	243,270	244,482	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	184,080	184,997	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	99,268	99,762	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	234,330	235,498	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/15/19	Open	345,050	346,770	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	11/22/19	Open	49,560	49,775	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/27/19	Open	743,105	746,077	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/27/19	Open	1,010,100	1,014,140	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/27/19	Open	1,155,325	1,159,946	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/27/19	Open	879,948	883,467	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	11/27/19	Open	956,920	960,748	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.50)	12/05/19	Open	48,431	48,393	Corporate Bonds	Open/Demand

33

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
J.P. Morgan Securities LLC	1.75%	12/05/19	Open	$644,490	$646,276	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/05/19	Open	98,745	99,105	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/05/19	Open	1,769,918	1,776,363	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/05/19	Open	228,390	229,222	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/06/19	Open	47,509	47,669	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/06/19	Open	204,300	205,005	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/06/19	Open	522,731	524,535	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/11/19	Open	90,606	90,901	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	12/13/19	Open	80,738	80,976	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	12/17/19	Open	976,553	979,299	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	12/18/19	Open	314,736	315,563	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	12/19/19	Open	383,456	384,441	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	12/19/19	Open	1,571,423	1,575,927	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/19/19	Open	138,260	138,649	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/19/19	Open	154,845	155,280	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/19/19	Open	286,440	287,245	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/19/19	Open	230,233	230,880	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/19/19	Open	178,094	178,594	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	12/20/19	Open	240,531	241,146	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.23	12/24/19	Open	367,140	367,981	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.67	01/02/20	Open	4,843,125	4,849,623	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	1,323,658	1,325,555	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	2,484,888	2,488,449	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	837,471	838,672	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	1,936,675	1,939,451	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	2,041,208	2,044,133	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	476,508	477,191	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	616,395	617,279	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	1,677,891	1,680,296	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	996,413	997,841	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	738,203	739,261	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	792,533	793,668	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	927,325	928,654	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	1,637,978	1,640,325	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	1,217,565	1,219,310	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	833,263	834,457	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	486,765	487,463	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	1,045,031	1,046,529	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/07/20	Open	1,350,863	1,352,799	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.25	01/07/20	Open	573,953	574,813	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.12	01/08/20	Open	926,344	927,598	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.12	01/08/20	Open	1,093,155	1,094,636	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.74	01/13/20	02/12/20	9,456,726	9,464,953	U.S. Government Sponsored Agency Securities	Up to 30 Days

34

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.74%	01/13/20	02/12/20	$4,561,280	$4,565,248	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	1.74	01/13/20	02/12/20	13,619,491	13,631,375	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	7,702,292	7,708,954	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	3,741,520	3,744,756	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	3,877,035	3,880,389	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	1,890,587	1,892,222	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	1,303,481	1,304,609	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	8,596,963	8,604,399	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	3,825,979	3,829,288	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	12,153,116	12,163,628	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	9,929,348	9,937,937	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.73	01/13/20	02/12/20	2,998,139	3,000,732	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	2.25	01/14/20	Open	313,100	313,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	01/14/20	Open	339,998	340,040	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/14/20	Open	252,000	252,284	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/14/20	Open	257,731	258,021	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/14/20	Open	466,560	467,085	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/14/20	Open	690,515	691,292	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/14/20	Open	359,178	359,582	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/14/20	Open	769,995	770,813	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/14/20	Open	283,920	284,225	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/14/20	Open	503,003	503,543	Corporate Bonds	Open/Demand

35

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.30%	01/14/20	Open	$315,628	$315,990	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	448,286	448,802	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	447,930	448,445	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	366,273	366,694	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	164,885	165,075	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	503,051	503,630	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	335,961	336,348	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	535,609	536,225	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	386,400	386,844	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	398,580	399,038	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	285,976	286,305	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	810,210	811,090	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	687,818	688,565	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/14/20	Open	756,510	757,332	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/16/20	Open	373,965	374,316	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.12	01/16/20	Open	1,030,643	1,031,553	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/16/20	Open	690,358	690,976	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.35	01/16/20	Open	1,573,146	1,574,687	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/16/20	Open	270,540	270,799	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/16/20	Open	1,472,148	1,473,558	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/16/20	Open	395,199	395,577	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/16/20	Open	250,594	250,834	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/16/20	Open	1,551,888	1,553,375	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/17/20	Open	171,144	171,256	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/17/20	Open	1,387,901	1,388,813	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.75	01/17/20	Open	337,341	337,522	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/21/20	Open	83,750	83,804	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/22/20	Open	407,680	407,899	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/22/20	Open	1,395,840	1,396,590	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	01/23/20	Open	753,578	753,829	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/23/20	Open	781,935	782,335	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/24/20	Open	1,213,669	1,214,048	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/24/20	Open	722,453	722,668	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/24/20	Open	712,526	712,739	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/24/20	Open	1,286,271	1,286,682	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/27/20	Open	1,390,434	1,390,766	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.15	01/28/20	Open	419,843	419,918	Corporate Bonds	Open/Demand
BoFA Securities Inc	(0.25)	01/28/20	Open	158,100	158,096	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30	01/30/20	Open	186,323	186,334	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	01/31/20	Open	702,488	702,488	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	01/31/20	Open	212,268	212,268	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00	01/31/20	Open	560,381	560,381	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00	01/31/20	Open	288,296	288,296	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00	01/31/20	Open	503,595	503,595	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00	01/31/20	Open	467,060	467,060	Corporate Bonds	Open/Demand

36

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	0.00%	01/31/20	Open	$203,150	$203,150	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00	01/31/20	Open	4,029,600	4,029,600	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00	01/31/20	Open	295,689	295,689	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.00	01/31/20	Open	272,636	272,636	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00	01/31/20	Open	979,215	979,215	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.00	01/31/20	Open	3,461,956	3,461,956	Foreign Agency Obligations	Open/Demand

				$394,771,891	$398,280,592

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	157	03/20/20	$22,868	$489,229

Short Contracts
10-Year U.S. Treasury Note	738	03/20/20	97,162	(2,076,738)
Long U.S. Treasury Bond	29	03/20/20	4,742	(129,495)
U.S. Treasury Ultra Bond	168	03/20/20	32,540	(1,039,782)
2-Year U.S. Treasury Note	738	03/31/20	159,673	(394,378)
5-Year U.S. Treasury Note	39	03/31/20	4,692	(51,790)

				(3,692,183)

				$(3,202,954)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	130,000	USD	143,064	Bank of America N.A.	02/05/20	$1,121
EUR	138,000	USD	152,131	Bank of America N.A.	02/05/20	927
EUR	10,284,000	USD	11,337,082	Bank of America N.A.	02/05/20	69,074
GBP	1,106,000	USD	1,440,897	BNP Paribas S.A.	02/05/20	19,614
GBP	10,570,000	USD	13,770,596	BNP Paribas S.A.	02/05/20	187,450
USD	4,464	EUR	4,000	Bank of America N.A.	02/05/20	28
USD	107,804	EUR	97,000	Barclays Bank PLC	02/05/20	220
USD	146,095	EUR	130,000	HSBC Bank USA N.A.	02/05/20	1,910
USD	593,492	EUR	532,000	JPMorgan Chase Bank N.A.	02/05/20	3,442

37

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,917	EUR	8,000	Morgan Stanley & Co. International PLC	02/05/20	$44
USD	35,707	EUR	32,000	Morgan Stanley & Co. International PLC	02/05/20	215
USD	8,016	GBP	6,000	Barclays Bank PLC	02/05/20	93
CAD	6,550,000	NOK	44,655,843	JPMorgan Chase Bank N.A.	03/18/20	93,385
CAD	6,580,000	NOK	45,031,658	JPMorgan Chase Bank N.A.	03/18/20	75,187
CAD	6,460,000	NOK	43,537,816	Morgan Stanley & Co. International PLC	03/18/20	146,953
NZD	7,654,543	AUD	7,300,000	JPMorgan Chase Bank N.A.	03/18/20	60,153

						659,816

USD	11,141,811	EUR	10,079,000	Barclays Bank PLC	02/05/20	(36,975)
USD	3,412,042	EUR	3,088,000	Citibank N.A.	02/05/20	(12,910)
USD	98,681	EUR	89,000	Morgan Stanley & Co. International PLC	02/05/20	(30)
USD	13,815,547	GBP	10,688,000	BNP Paribas S.A.	02/05/20	(298,321)
USD	1,847,240	GBP	1,430,000	State Street Bank and Trust Co.	02/05/20	(41,124)
USD	1,609,099	MXN	31,780,000	Goldman Sachs International	02/05/20	(72,783)
USD	152,392	EUR	138,000	Bank of America N.A.	03/04/20	(929)
USD	11,356,508	EUR	10,284,000	Bank of America N.A.	03/04/20	(69,217)
USD	1,442,119	GBP	1,106,000	BNP Paribas S.A.	03/04/20	(19,482)
USD	13,782,276	GBP	10,570,000	BNP Paribas S.A.	03/04/20	(186,189)
AUD	7,210,000	NZD	7,532,215	Bank of America N.A.	03/18/20	(41,330)
AUD	7,300,000	NZD	7,627,186	Bank of America N.A.	03/18/20	(42,460)
NOK	45,276,980	CAD	6,580,000	Bank of America N.A.	03/18/20	(48,512)
NOK	44,890,785	CAD	6,550,000	JPMorgan Chase Bank N.A.	03/18/20	(67,838)
NOK	43,872,606	CAD	6,460,000	Morgan Stanley & Co. International PLC	03/18/20	(110,549)
NZD	7,449,869	AUD	7,210,000	Bank of America N.A.	03/18/20	(11,927)
USD	143,433	EUR	130,000	Bank of America N.A.	03/18/20	(1,124)

						(1,061,700)

	Net unrealized depreciation					$(401,884)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 11/25/21	3-Month LIBOR, 1.75%	Quarterly	1.25%	Semi-Annual	Morgan Stanley & Co. International PLC	11/23/20	1.25%	USD	68,320	$131,582

38

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 11/25/21	0.75%	Semi-Annual	3-Month LIBOR, 1.75%	Quarterly	Morgan Stanley & Co. International PLC	11/23/20	0.75%	USD	68,320	$(42,780)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	2,921	$(263,359)	$(176,678)	$(86,681)
CDX.NA.IG.33.V1	1.00	Quarterly	12/20/24	USD	74,100	(1,821,378)	(1,296,099)	(525,279)

						$(2,084,737)	$(1,472,777)	$(611,960)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 1.75%	Quarterly	2.39%	Semi-Annual	N/A	02/12/20	USD	185,500	$1,305,586	$32	$1,305,554
3-Month LIBOR, 1.75%	Quarterly	2.36	Semi-Annual	N/A	02/13/20	USD	150,000	1,035,153	28	1,035,125

								$2,340,739	$60	$2,340,679

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/20	USD	604	$(2,627)	$454	$(3,081)
United Mexican States	1.00	Quarterly	Bank of America N.A.	09/20/20	USD	604	(3,726)	983	(4,709)
UPC Holding BV	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	EUR	30	(5,533)	(6,269)	736
UPC Holding BV	5.00	Quarterly	BNP Paribas S.A.	06/20/24	EUR	6	(1,142)	(1,369)	227
UPC Holding BV	5.00	Quarterly	Bank of America N.A.	06/20/24	EUR	20	(3,689)	(4,360)	671
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	50	(6,143)	(6,659)	516
CMBX.NA.7	3.00	Annual	Deutsche Bank AG	01/17/47	USD	25,000	72,184	1,809,073	(1,736,889)

							$49,324	$1,791,853	$(1,742,529)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	604	$2,628	$(475)	$3,103
United Mexican States	1.00	Quarterly	Citibank N.A.	09/20/20	NR	USD	604	3,726	933	2,793
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	10	(1,566)	(712)	(854)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	28	(4,333)	(2,859)	(1,474)

39

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	30	$(5,614)	$(3,797)	$(1,817)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	94	(45,423)	142	(45,565)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	402	(194,255)	3,061	(197,316)
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	11	(648)	(698)	50
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	9	(573)	(712)	139
Altice SA	5.00	Quarterly	Citibank N.A.	12/20/24	CCC+	EUR	10	1,172	1,143	29
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	10	411	(131)	542
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	30	1,231	—	1,231
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	BBB-	EUR	70	(2,641)	(6,396)	3,755
CMBX.NA.7	3.00	Annual	Barclays Bank PLC	01/17/47	C	USD	10,000	(28,874)	(507,824)	478,950
CMBX.NA.7	3.00	Annual	Barclays Bank PLC	01/17/47	C	USD	5,000	(14,437)	(253,619)	239,182
CMBX.NA.7	3.00	Annual	Barclays Bank PLC	01/17/47	C	USD	10,000	(28,874)	(251,372)	222,498
CMBX.NA.9	2.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500	68,020	(337,484)	405,504
CMBX.NA.9	2.00	Annual	Credit Suisse International	09/17/58	NR	USD	2,500	68,020	(340,775)	408,795
CMBX.NA.9	2.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	136,040	(668,683)	804,723
CMBX.NA.9	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500	(18,547)	(545,437)	526,890
CMBX.NA.9	3.00	Annual	Deutsche Bank AG	09/17/58	NR	USD	15,000	(111,282)	(1,462,556)	1,351,274
CMBX.NA.9	3.00	Annual	Goldman Sachs International	09/17/58	NR	USD	5,000	(37,094)	(523,090)	485,996
CMBX.NA.9	3.00	Annual	Credit Suisse International	09/17/58	NR	USD	5,000	(37,094)	(538,360)	501,266
CMBX.NA.9	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	(37,094)	(537,737)	500,643

								$(287,101)	$(5,977,438)	$5,690,337

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

40

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$123,765,579	$1,962,964	$125,728,543
Common Stocks(a)	3,866,862	—	—	3,866,862
Corporate Bonds(a)	—	501,931,597	1,805,284	503,736,881
Floating Rate Loan Interests(a)	—	43,270,492	3,152,846	46,423,338
Foreign Agency Obligations(a)	—	33,133,291	—	33,133,291
Non-Agency Mortgage-Backed Securities	—	82,545,132	8,066,635	90,611,767
Preferred Securities(a)	15,243,003	96,554,953	1,642,500	113,440,456
U.S. Government Sponsored Agency Securities	—	150,795,161	—	150,795,161
U.S. Treasury Obligations	—	12,413,164	—	12,413,164
Options Purchased
Interest rate contracts	—	131,582	—	131,582
Short-Term Securities:
Foreign Agency Obligations	—	567,812	—	567,812
Money Market Fund	5,784,290	—	—	5,784,290
U.S. Treasury Obligations	—	7,768,027	—	7,768,027
Unfunded floating rate loan interests	—	24,343	—	24,343
Liabilities:
Investments:
TBA Sale Commitments	—	(34,783,092)	—	(34,783,092)

	$24,894,155	$1,018,118,041	$16,630,229	$1,059,642,425

41

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$5,939,513	$—	$5,939,513
Forward foreign currency contracts	—	659,816	—	659,816
Interest rate contracts	489,229	2,340,679	—	2,829,908
Liabilities:
Credit contracts	—	(2,603,665)	—	(2,603,665)
Forward foreign currency contracts	—	(1,061,700)	—	(1,061,700)
Interest rate contracts	(3,692,183)	(42,780)	—	(3,734,963)

	$(3,202,954)	$5,231,863	$—	$2,028,909

(a)	See above Schedule of Investments for values in each industry, country or political subdivision.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement Purposes. As of period end, reverse repurchase agreements of $398,280,592 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening balance, as of October 31, 2019	$5,513,457	$1,798,893	$2,297,649	$8,255,880	$1,581,148	$19,447,027
Transfers into Level 3	—	—	761,837	—	—	761,837
Transfers out of Level 3	—	—	(979,788)	—	—	(979,788)
Accrued discounts/premiums	7,612	—	827	33,252	—	41,691
Net realized gain (loss)	(975)	—	1,951	103,677	—	104,653
Net change in unrealized appreciation (depreciation)(a)	(33,909)	25,420	(646,055)	(22,018)	61,352	(615,210)
Purchases	975	—	2,325,852	—	—	2,326,827
Sales	(3,524,196)	(19,029)	(609,427)	(304,156)	—	(4,456,808)

Closing Balance, as of January 31, 2020	$1,962,964	$1,805,284	$3,152,846	$8,066,635	$1,642,500	16,630,229

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2020(a)	$(28,351)	$25,420	$(644,030)	$(22,018)	$61,352	$(607,627)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

42